UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22954

HIMCO VARIABLE INSURANCE TRUST
(Exact name of registrant as specified in charter)

One Hartford Plaza, Hartford, Connecticut		06155
(Address of principal executive offices)		(Zip code)

Brenda J. Page Hartford Investment Management Company One Hartford Plaza Hartford, Connecticut 06155
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(860) 297-6444

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

HIMCO VIT American Funds Asset Allocation Fund
Schedule of Investments
September 30, 2017 (Unaudited)

Shares			Market Value(1)
Investment Companies - 100.1%
1,545,713	American Funds Insurance Series - Asset Allocation Fund Class 1		$36,046,018

	Total Investment Companies (cost $32,825,517)		36,046,018

	Total Investments (cost $32,825,517)	100.1%	$36,046,018
	Other Assets and Liabilities	(0.1)%	(27,814)

	Total Net Assets	100.0%	$36,018,204

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

(1)          See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

At September 30, 2017, the investment valuation hierarchy levels were:
Assets:
Investments in Securities - Level 1	$36,046,018
Total	$36,046,018

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT American Funds Blue Chip Income and Growth Fund
Schedule of Investments
September 30, 2017 (Unaudited)

Shares			Market Value(1)
Investment Companies - 100.1%
2,504,332	American Funds Insurance Series - Blue Chip Income and Growth Fund Class 1		$35,561,507

	Total Investment Companies (cost $32,522,671)		35,561,507

	Total Investments (cost $32,522,671)	100.1%	$35,561,507
	Other Assets and Liabilities	(0.1)%	(28,183)

	Total Net Assets	100.0%	$35,533,324

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

(1)   See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

At September 30, 2017, the investment valuation hierarchy levels were:
Assets:
Investments in Securities - Level 1	$35,561,507
Total	$35,561,507

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT American Funds Bond Fund
Schedule of Investments
September 30, 2017 (Unaudited)

Shares			Market Value(1)
Investment Companies - 100.1%
12,025,033	American Funds Insurance Series - Bond Fund Class 1		$131,914,610

	Total Investment Companies (cost $131,151,209)		131,914,610

	Total Investments (cost $131,151,209)	100.1%	$131,914,610
	Other Assets and Liabilities	(0.1)%	(79,578)

	Total Net Assets	100.0%	$131,835,032

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

(1)          See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

At September 30, 2017, the investment valuation hierarchy levels were:
Assets:
Investments in Securities - Level 1	$131,914,610
Total	$131,914,610

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT American Funds Global Bond Fund
Schedule of Investments
September 30, 2017 (Unaudited)

Shares			Market Value(1)
Investment Companies - 100.1%
887,529	American Funds Insurance Series - Global Bond Fund Class 1		$10,570,475

	Total Investment Companies (cost $10,590,158)		10,570,475

	Total Investments (cost $10,590,158)	100.1%	$10,570,475
	Other Assets and Liabilities	(0.1)%	(14,761)

	Total Net Assets	100.0%	$10,555,714

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

(1)          See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

At September 30, 2017, the investment valuation hierarchy levels were:
Assets:
Investments in Securities - Level 1	$10,570,475
Total	$10,570,475

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT American Funds Global Growth and Income Fund
Schedule of Investments
September 30, 2017 (Unaudited)

Shares			Market Value(1)
Investment Companies - 100.1%
2,182,404	American Funds Insurance Series - Global Growth and Income Fund Class 1		$33,805,442

	Total Investment Companies (cost $23,559,760)		33,805,442

	Total Investments (cost $23,559,760)	100.1%	$33,805,442
	Other Assets and Liabilities	(0.1)%	(26,880)

	Total Net Assets	100.0%	$33,778,562

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

(1)          See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

At September 30, 2017, the investment valuation hierarchy levels were:
Assets:
Investments in Securities - Level 1	$33,805,442
Total	$33,805,442

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT American Funds Global Growth Fund
Schedule of Investments
September 30, 2017 (Unaudited)

Shares			Market Value(1)
Investment Companies - 100.1%
623,651	American Funds Insurance Series - Global Growth Fund Class 1		$18,297,921

	Total Investment Companies (cost $15,891,206)		18,297,921

	Total Investments (cost $15,891,206)	100.1%	$18,297,921
	Other Assets and Liabilities	(0.1)%	(18,498)

	Total Net Assets	100.0%	$18,279,423

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

(1)          See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

At September 30, 2017, the investment valuation hierarchy levels were:
Assets:
Investments in Securities - Level 1	$18,297,921
Total	$18,297,921

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT American Funds Global Small Capitalization Fund
Schedule of Investments
September 30, 2017 (Unaudited)

Shares			Market Value(1)
Investment Companies - 100.1%
1,517,027	American Funds Insurance Series - Global Small Capitalization Fund Class 1		$36,681,718

	Total Investment Companies (cost $32,831,060)		36,681,718

	Total Investments (cost $32,831,060)	100.1%	$36,681,718
	Other Assets and Liabilities	(0.1)%	(29,901)

	Total Net Assets	100.0%	$36,651,817

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

(1)          See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

At September 30, 2017, the investment valuation hierarchy levels were:
Assets:
Investments in Securities - Level 1	$36,681,718
Total	$36,681,718

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT American Funds Growth Fund
Schedule of Investments
September 30, 2017 (Unaudited)

Shares			Market Value(1)
Investment Companies - 100.1%
3,101,346	American Funds Insurance Series - Growth Fund Class 1		$228,631,245

	Total Investment Companies (cost $198,223,931)		228,631,245

	Total Investments (cost $198,223,931)	100.1%	$228,631,245
	Other Assets and Liabilities	(0.1)%	(130,571)

	Total Net Assets	100.0%	$228,500,674

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

(1)          See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

At September 30, 2017, the investment valuation hierarchy levels were:
Assets:
Investments in Securities - Level 1	$228,631,245
Total	$228,631,245

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT American Funds Growth-Income Fund
Schedule of Investments
September 30, 2017 (Unaudited)

Shares			Market Value(1)
Investment Companies - 100.1%
2,782,344	American Funds Insurance Series - Growth-Income Fund Class 1		$133,858,557

	Total Investment Companies (cost $117,862,326)		133,858,557

	Total Investments (cost $117,862,326)	100.1%	$133,858,557
	Other Assets and Liabilities	(0.1)%	(75,642)

	Total Net Assets	100.0%	$133,782,915

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

(1)          See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

At September 30, 2017, the investment valuation hierarchy levels were:
Assets:
Investments in Securities - Level 1	$133,858,557
Total	$133,858,557

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT American Funds International Fund
Schedule of Investments
September 30, 2017 (Unaudited)

Shares			Market Value(1)
Investment Companies - 100.1%
6,533,602	American Funds Insurance Series - International Fund Class 1		$136,682,961

	Total Investment Companies (cost $114,210,926)		136,682,961

	Total Investments (cost $114,210,926)	100.1%	$136,682,961
	Other Assets and Liabilities	(0.1)%	(87,922)

	Total Net Assets	100.0%	$136,595,039

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

(1)          See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

At September 30, 2017, the investment valuation hierarchy levels were:
Assets:
Investments in Securities - Level 1	$136,682,961
Total	$136,682,961

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT American Funds New World Fund
Schedule of Investments
September 30, 2017 (Unaudited)

Shares			Market Value(1)
Investment Companies - 100.1%
822,299	American Funds Insurance Series - New World Fund Class 1		$19,990,096

	Total Investment Companies (cost $17,981,373)		19,990,096

	Total Investments (cost $17,981,373)	100.1%	$19,990,096
	Other Assets and Liabilities	(0.1)%	(20,128)

	Total Net Assets	100.0%	$19,969,968

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

(1)          See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

At September 30, 2017, the investment valuation hierarchy levels were:
Assets:
Investments in Securities - Level 1	$19,990,096
Total	$19,990,096

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Index Fund
Schedule of Investments
September 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 98.8%
	Automobiles & Components - 0.7%
10,209	BorgWarner, Inc.	$523,007
13,731	Delphi Automotive plc	1,351,131
201,255	Ford Motor Co.	2,409,022
67,485	General Motors Co.	2,725,044
12,955	Goodyear Tire & Rubber Co. (The)	430,754
8,778	Harley-Davidson, Inc.	423,187
		7,862,145
	Banks - 6.4%
504,897	Bank of America Corp.	12,794,090
41,582	BB&T Corp.	1,951,859
140,197	Citigroup, Inc.	10,197,930
25,763	Citizens Financial Group, Inc.	975,645
9,052	Comerica, Inc.	690,305
37,910	Fifth Third Bancorp	1,060,722
56,089	Huntington Bancshares, Inc.	783,002
181,075	JPMorgan Chase & Co.	17,294,473
55,962	KeyCorp	1,053,205
7,818	M&T Bank Corp.	1,259,011
17,719	People’s United Financial, Inc.	321,423
24,658	PNC Financial Services Group, Inc. (The)	3,323,159
61,495	Regions Financial Corp.	936,569
24,696	SunTrust Banks, Inc.	1,476,080
81,772	US Bancorp	4,382,161
229,886	Wells Fargo & Co.	12,678,213
10,403	Zions Bancorp	490,813
		71,668,660
	Capital Goods - 7.4%
30,708	3M Co.	6,445,609
2,166	Acuity Brands, Inc.	370,992
4,888	Allegion plc	422,665
11,876	AMETEK, Inc.	784,291
7,534	AO Smith Corp.	447,746
19,971	Arconic, Inc.	496,878
28,590	Boeing Co. (The)	7,267,864
30,410	Caterpillar, Inc.	3,792,431
8,108	Cummins, Inc.	1,362,387
16,459	Deere & Co.	2,067,086
8,010	Dover Corp.	732,034
22,888	Eaton Corp. plc	1,757,570
32,933	Emerson Electric Co.	2,069,510
14,818	Fastenal Co.	675,404
6,722	Flowserve Corp.	286,290
7,199	Fluor Corp.	303,078
15,694	Fortive Corp.	1,110,978
7,925	Fortune Brands Home & Security, Inc.	532,798
14,331	General Dynamics Corp.	2,946,167
445,511	General Electric Co.	10,772,456
39,228	Honeywell International, Inc.	5,560,177
15,938	Illinois Tool Works, Inc.	2,358,186
13,053	Ingersoll-Rand plc	1,163,936
6,191	Jacobs Engineering Group, Inc.	360,750
47,978	Johnson Controls International plc	1,933,034
4,025	L3 Technologies, Inc.	758,431

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Index Fund
Schedule of Investments – (continued)
September 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 98.8% (continued)
	Capital Goods - (continued)
12,893	Lockheed Martin Corp.	$4,000,569
16,394	Masco Corp.	639,530
8,961	Northrop Grumman Corp.	2,578,259
18,081	PACCAR, Inc.	1,307,980
6,850	Parker-Hannifin Corp.	1,198,887
8,498	Pentair plc	577,524
7,779	Quanta Services, Inc.(2)	290,701
14,935	Raytheon Co.	2,786,572
6,605	Rockwell Automation, Inc.	1,177,077
8,361	Rockwell Collins, Inc.	1,092,866
5,260	Roper Technologies, Inc.	1,280,284
2,963	Snap-on, Inc.	441,517
7,881	Stanley Black & Decker, Inc.	1,189,795
13,621	Textron, Inc.	733,899
2,484	TransDigm Group, Inc.	635,035
4,349	United Rentals, Inc.(2)	603,380
38,225	United Technologies Corp.	4,437,158
2,701	WW Grainger, Inc.	485,505
9,240	Xylem, Inc.	578,701
		82,813,987
	Commercial & Professional Services - 0.6%
4,395	Cintas Corp.	634,111
6,194	Equifax, Inc.	656,502
18,693	IHS Markit Ltd.(2)	823,988
17,283	Nielsen Holdings plc	716,380
11,784	Republic Services, Inc.	778,451
6,493	Robert Half International, Inc.	326,858
4,391	Stericycle, Inc.(2)	314,483
7,997	Verisk Analytics, Inc.(2)	665,270
20,831	Waste Management, Inc.	1,630,442
		6,546,485
	Consumer Durables & Apparel - 1.1%
14,541	Coach, Inc.	585,712
17,526	DR Horton, Inc.	699,813
5,710	Garmin Ltd.	308,169
18,755	Hanesbrands, Inc.	462,123
5,857	Hasbro, Inc.	572,053
6,807	Leggett & Platt, Inc.	324,898
10,456	Lennar Corp., Class A	552,077
17,636	Mattel, Inc.	273,005
7,801	Michael Kors Holdings Ltd.(2)	373,278
3,251	Mohawk Industries, Inc.(2)	804,655
25,219	Newell Brands, Inc.	1,076,095
67,612	NIKE, Inc., Class B	3,505,682
14,283	PulteGroup, Inc.	390,354
3,984	PVH Corp.	502,223
2,850	Ralph Lauren Corp.	251,627
9,517	Under Armour, Inc., Class A(2)	156,840
9,578	Under Armour, Inc., Class C(2)	143,862
16,811	VF Corp.	1,068,675
3,755	Whirlpool Corp.	692,572
		12,743,713

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Index Fund
Schedule of Investments – (continued)
September 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 98.8% (continued)
	Consumer Services - 1.8%
20,986	Carnival Corp.	$1,355,066
1,291	Chipotle Mexican Grill, Inc.(2)	397,409
6,450	Darden Restaurants, Inc.	508,131
10,757	H&R Block, Inc.	284,845
10,510	Hilton Worldwide Holdings, Inc.	729,920
16,097	Marriott International, Inc., Class A	1,774,855
41,680	McDonald’s Corp.	6,530,422
26,638	MGM Resorts International	868,132
8,854	Royal Caribbean Cruises Ltd.	1,049,553
74,299	Starbucks Corp.	3,990,599
5,289	Wyndham Worldwide Corp.	557,514
4,117	Wynn Resorts Ltd.	613,104
17,741	Yum! Brands, Inc.	1,305,915
		19,965,465
	Diversified Financials - 5.3%
2,880	Affiliated Managers Group, Inc.	546,710
37,754	American Express Co.	3,415,227
7,716	Ameriprise Financial, Inc.	1,145,903
53,163	Bank of New York Mellon Corp. (The)	2,818,702
99,011	Berkshire Hathaway, Inc., Class B(2)	18,150,697
6,378	BlackRock, Inc.	2,851,540
24,889	Capital One Financial Corp.	2,107,103
5,803	CBOE Holdings, Inc.	624,577
61,327	Charles Schwab Corp. (The)	2,682,443
17,491	CME Group, Inc.	2,373,179
19,160	Discover Financial Services	1,235,437
14,153	E*TRADE Financial Corp.(2)	617,212
16,932	Franklin Resources, Inc.	753,643
18,514	Goldman Sachs Group, Inc. (The)	4,391,336
30,282	Intercontinental Exchange, Inc.	2,080,373
20,936	Invesco Ltd.	733,597
16,293	Leucadia National Corp.	411,398
8,551	Moody’s Corp.	1,190,385
72,769	Morgan Stanley	3,505,283
6,008	NASDAQ, Inc.	466,041
14,105	Navient Corp.	211,857
11,052	Northern Trust Corp.	1,016,010
6,603	Raymond James Financial, Inc.	556,831
13,224	S&P Global, Inc.	2,067,044
19,243	State Street Corp.	1,838,476
38,470	Synchrony Financial	1,194,494
12,368	T Rowe Price Group, Inc.	1,121,159
		60,106,657
	Energy - 6.0%
28,833	Anadarko Petroleum Corp.	1,408,492
7,428	Andeavor	766,198
19,602	Apache Corp.	897,772
22,025	Baker Hughes a GE Co.	806,556
23,798	Cabot Oil & Gas Corp.	636,597
46,726	Chesapeake Energy Corp.(2)	200,922
97,511	Chevron Corp.	11,457,542
4,903	Cimarex Energy Co.	557,324
7,652	Concho Resources, Inc.(2)	1,007,921

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Index Fund
Schedule of Investments – (continued)
September 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 98.8% (continued)
	Energy - (continued)
62,620	ConocoPhillips	$3,134,131
27,051	Devon Energy Corp.	993,042
29,714	EOG Resources, Inc.	2,874,532
8,918	EQT Corp.	581,810
218,036	Exxon Mobil Corp.	17,874,591
44,658	Halliburton Co.	2,055,608
5,587	Helmerich & Payne, Inc.	291,139
13,905	Hess Corp.	652,005
98,792	Kinder Morgan, Inc.	1,894,831
43,738	Marathon Oil Corp.	593,087
26,050	Marathon Petroleum Corp.	1,460,884
19,556	National Oilwell Varco, Inc.	698,736
10,250	Newfield Exploration Co.(2)	304,118
25,036	Noble Energy, Inc.	710,021
39,343	Occidental Petroleum Corp.	2,526,214
19,548	ONEOK, Inc.	1,083,155
22,109	Phillips 66	2,025,405
8,753	Pioneer Natural Resources Co.	1,291,418
11,619	Range Resources Corp.	227,384
71,498	Schlumberger Ltd.	4,987,700
22,599	TechnipFMC plc(2)	630,964
22,727	Valero Energy Corp.	1,748,388
42,537	Williams Cos., Inc. (The)	1,276,535
		67,655,022
	Food & Staples Retailing - 1.8%
22,569	Costco Wholesale Corp.	3,707,861
52,309	CVS Health Corp.	4,253,768
46,175	Kroger Co. (The)	926,271
24,990	Sysco Corp.	1,348,210
75,319	Wal-Mart Stores, Inc.	5,885,427
47,355	Walgreens Boots Allliance, Inc.	3,656,753
		19,778,290
	Food, Beverage & Tobacco - 4.6%
98,723	Altria Group, Inc.	6,261,013
28,947	Archer-Daniels-Midland Co.	1,230,537
10,076	Brown-Forman Corp., Class B	547,127
9,981	Campbell Soup Co.	467,310
197,531	Coca-Cola Co. (The)	8,890,870
21,388	Conagra Brands, Inc.	721,631
8,846	Constellation Brands, Inc., Class A	1,764,335
9,351	Dr Pepper Snapple Group, Inc.	827,283
29,696	General Mills, Inc.	1,537,065
7,271	Hershey Co. (The)	793,775
13,871	Hormel Foods Corp.	445,814
5,845	JM Smucker Co. (The)	613,316
12,787	Kellogg Co.	797,525
30,717	Kraft Heinz Co. (The)	2,382,103
6,119	McCormick & Co., Inc.	628,054
9,504	Molson Coors Brewing Co., Class B	775,907
77,578	Mondelez International, Inc., Class A	3,154,321
21,342	Monster Beverage Corp.(2)	1,179,146
73,506	PepsiCo, Inc.	8,190,774
79,920	Philip Morris International, Inc.	8,871,919

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Index Fund
Schedule of Investments – (continued)
September 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 98.8% (continued)
	Food, Beverage & Tobacco - (continued)
14,885	Tyson Foods, Inc., Class A	$1,048,648
		51,128,473
	Health Care Equipment & Services - 5.6%
89,403	Abbott Laboratories	4,770,544
17,068	Aetna, Inc.	2,713,983
3,712	Align Technology, Inc.(2)	691,434
8,343	AmerisourceBergen Corp.	690,383
13,512	Anthem, Inc.	2,565,659
25,794	Baxter International, Inc.	1,618,574
11,710	Becton Dickinson and Co.	2,294,574
70,605	Boston Scientific Corp.(2)	2,059,548
16,284	Cardinal Health, Inc.	1,089,725
8,875	Centene Corp.(2)	858,834
16,209	Cerner Corp.(2)	1,156,026
12,956	Cigna Corp.	2,421,995
2,514	Cooper Cos., Inc. (The)	596,095
3,739	CR Bard, Inc.	1,198,350
31,457	Danaher Corp.	2,698,381
7,871	DaVita, Inc.(2)	467,459
11,809	DENTSPLY SIRONA, Inc.	706,296
10,866	Edwards Lifesciences Corp.(2)	1,187,762
6,217	Envision Healthcare Corp.(2)	279,454
29,719	Express Scripts Holding Co.(2)	1,881,807
14,871	HCA Healthcare, Inc.(2)	1,183,583
8,164	Henry Schein, Inc.(2)	669,366
14,432	Hologic, Inc.(2)	529,510
7,436	Humana, Inc.	1,811,633
4,491	IDEXX Laboratories, Inc.(2)	698,306
1,919	Intuitive Surgical, Inc.(2)	2,007,044
5,238	Laboratory Corp. of America Holdings(2)	790,781
10,819	McKesson Corp.	1,661,907
69,703	Medtronic plc	5,420,802
4,238	Patterson Cos., Inc.	163,799
7,019	Quest Diagnostics, Inc.	657,259
7,318	ResMed, Inc.	563,193
16,553	Stryker Corp.	2,350,857
49,752	UnitedHealth Group, Inc.	9,743,929
4,548	Universal Health Services, Inc., Class B	504,555
4,724	Varian Medical Systems, Inc.(2)	472,683
10,404	Zimmer Biomet Holdings, Inc.	1,218,204
		62,394,294
	Household & Personal Products - 1.8%
12,839	Church & Dwight Co., Inc.	622,050
6,641	Clorox Co. (The)	876,014
45,325	Colgate-Palmolive Co.	3,301,926
24,271	Coty, Inc., Class A	401,200
11,520	Estee Lauder Cos., Inc. (The), Class A	1,242,317
18,180	Kimberly-Clark Corp.	2,139,422
131,216	Procter & Gamble Co. (The)	11,938,032
		20,520,961
	Insurance - 2.7%
20,337	Aflac, Inc.	1,655,228

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Index Fund
Schedule of Investments – (continued)
September 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 98.8% (continued)
	Insurance - (continued)
18,594	Allstate Corp. (The)	$1,708,975
46,486	American International Group, Inc.	2,853,776
13,087	Aon plc	1,912,011
9,271	Arthur J Gallagher & Co.	570,630
2,773	Assurant, Inc.	264,877
4,931	Brighthouse Financial, Inc.(2)	299,805
23,949	Chubb Ltd.	3,413,930
7,679	Cincinnati Financial Corp.	587,981
2,113	Everest Re Group Ltd.	482,588
18,746	Hartford Financial Services Group, Inc. (The)(3)	1,039,091
11,399	Lincoln National Corp.	837,598
14,203	Loews Corp.	679,756
26,373	Marsh & McLennan Cos., Inc.	2,210,321
54,692	MetLife, Inc.	2,841,249
13,828	Principal Financial Group, Inc.	889,693
29,943	Progressive Corp. (The)	1,449,840
21,972	Prudential Financial, Inc.	2,336,063
5,566	Torchmark Corp.	445,781
14,199	Travelers Cos., Inc. (The)	1,739,661
11,613	Unum Group	593,773
6,910	Willis Towers Watson PLC	1,065,729
13,273	XL Group Ltd.	523,620
		30,401,976
	Materials - 2.9%
11,215	Air Products & Chemicals, Inc.	1,695,932
5,685	Albemarle Corp.	774,922
4,548	Avery Dennison Corp.	447,250
18,102	Ball Corp.	747,613
12,002	CF Industries Holdings, Inc.	421,990
120,061	DowDuPont, Inc.	8,311,823
7,455	Eastman Chemical Co.	674,603
13,402	Ecolab, Inc.	1,723,631
6,902	FMC Corp.	616,418
69,237	Freeport-McMoRan, Inc.(2)	972,088
4,064	International Flavors & Fragrances, Inc.	580,786
21,246	International Paper Co.	1,207,198
16,701	LyondellBasell Industries N.V., Class A	1,654,234
3,234	Martin Marietta Materials, Inc.	666,948
22,606	Monsanto Co.	2,708,651
18,062	Mosaic Co. (The)	389,959
27,438	Newmont Mining Corp.	1,029,199
16,437	Nucor Corp.	921,129
4,855	Packaging Corp. of America	556,771
13,198	PPG Industries, Inc.	1,434,095
14,720	Praxair, Inc.	2,056,973
9,778	Sealed Air Corp.	417,716
4,230	Sherwin-Williams Co. (The)	1,514,509
6,806	Vulcan Materials Co.	813,998
13,070	WestRock Co.	741,461
		33,079,897
	Media - 2.8%
18,733	CBS Corp., Class B	1,086,514
10,351	Charter Communications, Inc., Class A(2)	3,761,760

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Index Fund
Schedule of Investments – (continued)
September 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 98.8% (continued)
	Media - (continued)
242,049	Comcast Corp., Class A	$9,314,046
7,921	Discovery Communications, Inc., Class A(2)	168,638
10,457	Discovery Communications, Inc., Class C(2)	211,859
11,716	DISH Network Corp., Class A(2)	635,359
20,236	Interpublic Group of Cos., Inc. (The)	420,707
19,666	News Corp., Class A	260,771
6,266	News Corp., Class B	85,531
11,874	Omnicom Group, Inc.	879,507
4,938	Scripps Networks Interactive, Inc., Class A	424,125
40,023	Time Warner, Inc.	4,100,356
54,160	Twenty-First Century Fox, Inc., Class A	1,428,741
22,599	Twenty-First Century Fox, Inc., Class B	582,828
18,150	Viacom, Inc., Class B	505,296
79,423	Walt Disney Co. (The)	7,828,725
		31,694,763
	Pharmaceuticals, Biotechnology & Life Sciences - 8.8%
82,027	AbbVie, Inc.	7,288,919
16,535	Agilent Technologies, Inc.	1,061,547
11,484	Alexion Pharmaceuticals, Inc.(2)	1,611,090
17,202	Allergan plc	3,525,550
37,547	Amgen, Inc.	7,000,638
10,880	Biogen, Inc.(2)	3,406,746
84,385	Bristol-Myers Squibb Co.	5,378,700
40,257	Celgene Corp.(2)	5,870,276
49,855	Eli Lilly & Co.	4,264,597
67,199	Gilead Sciences, Inc.	5,444,463
7,513	Illumina, Inc.(2)	1,496,590
8,785	Incyte Corp.(2)	1,025,561
138,110	Johnson & Johnson	17,955,681
140,743	Merck & Co., Inc.	9,011,774
1,321	Mettler-Toledo International, Inc.(2)	827,157
27,595	Mylan N.V.(2)	865,655
5,671	PerkinElmer, Inc.	391,129
6,825	Perrigo Co. plc	577,736
307,087	Pfizer, Inc.	10,963,006
7,799	Quintiles IMS Holdings, Inc.(2)	741,451
3,953	Regeneron Pharmaceuticals, Inc.(2)	1,767,465
20,593	Thermo Fisher Scientific, Inc.	3,896,195
12,973	Vertex Pharmaceuticals, Inc.(2)	1,972,415
4,107	Waters Corp.(2)	737,289
25,255	Zoetis, Inc.	1,610,259
		98,691,889
	Real Estate - 2.9%
4,818	Alexandria Real Estate Equities, Inc., REIT	573,197
22,084	American Tower Corp., REIT	3,018,441
8,080	Apartment Investment & Management Co., Class A, REIT	354,389
7,105	AvalonBay Communities, Inc., REIT	1,267,674
7,941	Boston Properties, Inc., REIT	975,790
15,476	CBRE Group, Inc., Class A, REIT(2)	586,231
20,905	Crown Castle International Corp., REIT	2,090,082
10,529	Digital Realty Trust, Inc., REIT	1,245,896
18,305	Duke Realty Corp., REIT	527,550
4,009	Equinix, Inc., REIT	1,789,217

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Index Fund
Schedule of Investments – (continued)
September 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 98.8% (continued)
	Real Estate - (continued)
18,901	Equity Residential, REIT	$1,246,143
3,396	Essex Property Trust, Inc., REIT	862,686
6,479	Extra Space Storage, Inc., REIT	517,802
3,718	Federal Realty Investment Trust, REIT	461,813
32,223	GGP, Inc., REIT	669,272
24,131	HCP, Inc., REIT	671,566
38,081	Host Hotels & Resorts, Inc., REIT	704,118
13,605	Iron Mountain, Inc., REIT	529,234
21,903	Kimco Realty Corp., REIT	428,204
5,603	Macerich Co. (The), REIT	307,997
5,846	Mid-America Apartment Communities, Inc., REIT	624,820
27,368	Prologis, Inc., REIT	1,736,773
7,700	Public Storage, REIT	1,647,723
14,103	Realty Income Corp., REIT	806,551
7,614	Regency Centers Corp., REIT	472,372
6,193	SBA Communications Corp., REIT(2)	892,102
15,995	Simon Property Group, Inc., REIT	2,575,355
5,093	SL Green Realty Corp., REIT	516,023
13,768	UDR, Inc., REIT	523,597
18,326	Ventas, Inc., REIT	1,193,572
8,872	Vornado Realty Trust, REIT	682,079
18,981	Welltower, Inc., REIT	1,333,985
38,744	Weyerhaeuser Co., REIT	1,318,458
		33,150,712
	Retailing - 5.3%
3,801	Advance Auto Parts, Inc.	377,059
20,517	Amazon.com, Inc.(2)	19,724,018
1,442	AutoZone, Inc.(2)	858,149
13,652	Best Buy Co., Inc.	777,618
9,429	CarMax, Inc.(2)	714,812
13,405	Dollar General Corp.	1,086,475
12,187	Dollar Tree, Inc.(2)	1,058,075
6,287	Expedia, Inc.	904,951
6,756	Foot Locker, Inc.	237,946
11,300	Gap, Inc. (The)	333,689
7,555	Genuine Parts Co.	722,636
60,658	Home Depot, Inc. (The)	9,921,222
8,675	Kohl’s Corp.	396,014
12,841	L Brands, Inc.	534,314
15,893	LKQ Corp.(2)	571,989
43,441	Lowe’s Cos., Inc.	3,472,674
15,672	Macy’s, Inc.	341,963
22,216	Netflix, Inc.(2)	4,028,872
5,988	Nordstrom, Inc.	282,334
4,529	O’Reilly Automotive, Inc.(2)	975,411
2,524	Priceline Group, Inc. (The)(2)	4,620,990
20,026	Ross Stores, Inc.	1,293,079
3,111	Signet Jewelers Ltd.	207,037
28,105	Target Corp.	1,658,476
5,254	Tiffany & Co.	482,212
32,741	TJX Cos., Inc. (The)	2,413,994
6,519	Tractor Supply Co.	412,588
5,574	TripAdvisor, Inc.(2)	225,914

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Index Fund
Schedule of Investments – (continued)
September 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 98.8% (continued)
	Retailing - (continued)
3,003	Ulta Salon Cosmetics & Fragrance, Inc.(2)	$678,858
		59,313,369
	Semiconductors & Semiconductor Equipment - 3.7%
41,411	Advanced Micro Devices, Inc.(2)	527,990
18,919	Analog Devices, Inc.	1,630,250
54,878	Applied Materials, Inc.	2,858,595
20,922	Broadcom Ltd.	5,074,422
241,796	Intel Corp.	9,207,592
8,070	KLA-Tencor Corp.	855,420
8,359	Lam Research Corp.	1,546,749
11,975	Microchip Technology, Inc.	1,075,116
57,326	Micron Technology, Inc.(2)	2,254,632
30,874	NVIDIA Corp.	5,519,345
6,549	Qorvo, Inc.(2)	462,883
76,024	QUALCOMM, Inc.	3,941,084
9,455	Skyworks Solutions, Inc.	963,465
50,944	Texas Instruments, Inc.	4,566,620
12,792	Xilinx, Inc.	906,057
		41,390,220
	Software & Services - 13.7%
31,800	Accenture plc, Class A	4,295,226
38,846	Activision Blizzard, Inc.	2,505,955
25,389	Adobe Systems, Inc.(2)	3,787,531
8,821	Akamai Technologies, Inc.(2)	429,759
2,484	Alliance Data Systems Corp.	550,330
15,336	Alphabet, Inc., Class A(2)	14,932,970
15,533	Alphabet, Inc., Class C(2)	14,897,856
4,362	ANSYS, Inc.(2)	535,348
11,279	Autodesk, Inc.(2)	1,266,181
22,866	Automatic Data Processing, Inc.	2,499,711
16,258	CA, Inc.	542,692
14,418	Cadence Design Systems, Inc.(2)	569,078
7,406	Citrix Systems, Inc.(2)	568,929
30,392	Cognizant Technology Solutions Corp., Class A	2,204,636
8,412	CSRA, Inc.	271,455
14,647	DXC Technology Co.	1,257,884
51,220	eBay, Inc.(2)	1,969,921
15,886	Electronic Arts, Inc.(2)	1,875,501
121,970	Facebook, Inc., Class A(2)	20,841,014
17,105	Fidelity National Information Services, Inc.	1,597,436
10,830	Fiserv, Inc.(2)	1,396,637
4,662	Gartner, Inc.(2)	579,999
7,846	Global Payments, Inc.	745,605
44,598	International Business Machines Corp.	6,470,278
12,525	Intuit, Inc.	1,780,303
48,049	MasterCard, Inc., Class A	6,784,519
396,333	Microsoft Corp.	29,522,845
155,388	Oracle Corp.	7,513,010
16,459	Paychex, Inc.	986,882
58,159	PayPal Holdings, Inc.(2)	3,723,921
9,132	Red Hat, Inc.(2)	1,012,374
35,133	salesforce.com, Inc.(2)	3,282,125
31,622	Symantec Corp.	1,037,518

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Index Fund
Schedule of Investments – (continued)
September 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 98.8% (continued)
	Software & Services - (continued)
7,731	Synopsys, Inc.(2)	$622,577
8,627	Total System Services, Inc.	565,069
4,422	VeriSign, Inc.(2)	470,457
94,134	Visa, Inc., Class A	9,906,662
23,876	Western Union Co. (The)	458,419
		154,258,613
	Technology Hardware & Equipment - 5.5%
15,717	Amphenol Corp., Class A	1,330,287
265,786	Apple, Inc.	40,962,938
257,287	Cisco Systems, Inc.	8,652,562
46,475	Corning, Inc.	1,390,532
3,270	F5 Networks, Inc.(2)	394,231
7,060	FLIR Systems, Inc.	274,705
6,163	Harris Corp.	811,544
84,525	Hewlett Packard Enterprise Co.	1,243,363
85,946	HP, Inc.	1,715,482
19,570	Juniper Networks, Inc.	544,633
8,370	Motorola Solutions, Inc.	710,362
13,881	NetApp, Inc.	607,432
14,811	Seagate Technology plc	491,281
18,184	TE Connectivity Ltd.	1,510,363
15,173	Western Digital Corp.	1,310,947
10,985	Xerox Corp.	365,691
		62,316,353
	Telecommunication Services - 2.1%
315,945	AT&T, Inc.	12,375,565
28,281	CenturyLink, Inc.	534,511
15,117	Level 3 Communications, Inc.(2)	805,585
209,912	Verizon Communications, Inc.	10,388,545
		24,104,206
	Transportation - 2.2%
6,356	Alaska Air Group, Inc.	484,772
22,303	American Airlines Group, Inc.	1,059,170
7,221	CH Robinson Worldwide, Inc.	549,518
46,996	CSX Corp.	2,550,003
34,276	Delta Air Lines, Inc.	1,652,789
9,300	Expeditors International of Washington, Inc.	556,698
12,699	FedEx Corp.	2,864,640
4,392	JB Hunt Transport Services, Inc.	487,863
5,425	Kansas City Southern	589,589
14,829	Norfolk Southern Corp.	1,960,987
28,336	Southwest Airlines Co.	1,586,249
41,185	Union Pacific Corp.	4,776,225
13,306	United Continental Holdings, Inc.(2)	810,069
35,442	United Parcel Service, Inc., Class B	4,256,230
		24,184,802
	Utilities - 3.1%
33,975	AES Corp.	374,405
11,890	Alliant Energy Corp.	494,267
12,485	Ameren Corp.	722,132
25,309	American Electric Power Co., Inc.	1,777,704
9,174	American Water Works Co., Inc.	742,268

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Index Fund
Schedule of Investments – (continued)
September 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value(1)
Common Stocks - 98.8% (continued)
	Utilities - (continued)
22,179	CenterPoint Energy, Inc.		$647,849
14,512	CMS Energy Corp.		672,196
15,942	Consolidated Edison, Inc.		1,286,201
33,065	Dominion Energy, Inc.		2,543,690
9,231	DTE Energy Co.		991,040
36,014	Duke Energy Corp.		3,022,295
16,765	Edison International		1,293,755
9,238	Entergy Corp.		705,414
16,306	Eversource Energy		985,535
49,403	Exelon Corp.		1,861,011
22,862	FirstEnergy Corp.		704,835
24,090	NextEra Energy, Inc.		3,530,390
16,768	NiSource, Inc.		429,093
15,470	NRG Energy, Inc.		395,877
26,388	PG&E Corp.		1,796,759
5,744	Pinnacle West Capital Corp.		485,713
35,154	PPL Corp.		1,334,094
26,031	Public Service Enterprise Group, Inc.		1,203,934
7,354	SCANA Corp.		356,595
12,920	Sempra Energy		1,474,560
51,430	Southern Co. (The)		2,527,270
16,239	WEC Energy Group, Inc.		1,019,484
26,128	Xcel Energy, Inc.		1,236,377
			34,614,743
	Total Common Stocks (cost $547,653,192)		1,110,385,695
	Total Long-Term Investments (cost $547,653,192)		1,110,385,695
Short-Term Investments - 1.1%
	Repurchase Agreements - 1.1%
	RBC Capital Markets LLC TriParty Repurchase Agreement (dated 09/29/2017, repurchase price $12,542,076, collateralized by U.S. Treasury Securities 1.38% , 2021, value of $12,762,958)
$12,541,000	1.03%, 10/02/2017		12,541,000
	Total Short-Term investments (cost $12,541,000)		12,541,000
	Total Investments (cost $560,194,192)	99.9%	$1,122,926,695
	Other Assets and Liabilities	0.1%	575,504
	Net Assets	100.0%	$1,123,502,199

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard (GICS®), which was developed by and is the exclusive property and service mark of MSCI, Inc. and S&P.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

(1)   See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

(2)   Non-income producing.

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Index Fund
Schedule of Investments – (continued)
September 30, 2017 (Unaudited)

(3)        Affiliated company as defined under Sections 2(a)(2) and 2(a)(3) of the Investment Company Act of 1940. Hartford Investment Management Company, the Fund’s adviser, is a wholly-owned subsidiary of The Hartford Financial Services Group, Inc. A summary of transactions for the nine-month period ended September 30, 2017 is as follows:

Company	Beginning Value At January 1, 2017	Purchase Cost	Sales Proceeds	Realized Gain (Loss)	Unrealized Gain (Loss)	Ending Value At September 30, 2017	Dividend Income

Hartford Financial Services Group, Inc. (The)	$984,497	$—	$(97,633)	$19,548	$132,679	$1,039,091	$13,701

Futures Contracts Outstanding at September 30, 2017

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 (E-Mini)	109	12/15/2017	$13,563,405	$13,712,745	$149,340

Cash of $610,000 was pledged as initial margin deposit and collateral for the open futures contracts at September 30, 2017.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Index Abbreviations:
MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

Other Abbreviations:
ETF	Exchange Traded Fund

REIT	Real Estate Investment Trust

Counterparty Abbreviations:
RBC	RBC Dominion Securities

Diversification by Sector

as of September 30, 2017

Sector	Percentage of Net Assets

Equity Securities
Consumer Discretionary	11.7%
Consumer Staples	8.2
Energy	6.0
Financials	14.4
Health Care	14.4
Industrials	10.2
Information Technology	22.9
Materials	2.9
Real Estate	2.9
Telecommunication Services	2.1
Utilities	3.1
Total	98.8%

Short-Term Investments	1.1
Other assets and liabilities	0.1
Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Index Fund
Schedule of Investments – (concluded)
September 30, 2017 (Unaudited)

Investment Valuation Hierarchy Level Summary at September 30, 2017

Description	Total	Level 1(1)	Level 2(1)	Level 3(1)

Assets:
Common Stocks(2)	$1,110,385,695	$1,110,385,695	$—	$—
Short-Term Investments	$12,541,000	$—	$12,541,000	$—

Total	$1,122,926,695	$1,110,385,695	$12,541,000	$—

Futures(3)	$149,340	$149,340	$—	$—

Total	$149,340	$149,340	$—	$—

(1)    For the nine-month period ended September 30, 2017, there were no transfers between any levels.

(2)    Refer to the Schedule of Investments for further industry breakout.

(3)    Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments
September 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 25.4%
	Automobiles & Components - 0.2%
673	BorgWarner, Inc.	$34,478
905	Delphi Automotive plc	89,052
13,271	Ford Motor Co.	158,854
4,450	General Motors Co.	179,691
854	Goodyear Tire & Rubber Co. (The)	28,395
579	Harley-Davidson, Inc.	27,914
		518,384
	Banks - 1.6%
33,295	Bank of America Corp.	843,695
2,742	BB&T Corp.	128,710
9,245	Citigroup, Inc.	672,481
1,699	Citizens Financial Group, Inc.	64,341
597	Comerica, Inc.	45,527
2,500	Fifth Third Bancorp	69,950
3,699	Huntington Bancshares, Inc.	51,638
11,941	JPMorgan Chase & Co.	1,140,485
3,690	KeyCorp	69,446
516	M&T Bank Corp.	83,097
1,168	People’s United Financial, Inc.	21,188
1,626	PNC Financial Services Group, Inc. (The)	219,136
4,055	Regions Financial Corp.	61,758
1,629	SunTrust Banks, Inc.	97,365
5,392	US Bancorp	288,957
15,159	Wells Fargo & Co.	836,019
686	Zions Bancorp	32,365
		4,726,158
	Capital Goods - 1.9%
2,025	3M Co.	425,047
144	Acuity Brands, Inc.	24,664
322	Allegion plc	27,843
783	AMETEK, Inc.	51,709
497	AO Smith Corp.	29,537
1,317	Arconic, Inc.	32,767
1,885	Boeing Co. (The)	479,186
2,005	Caterpillar, Inc.	250,044
535	Cummins, Inc.	89,896
1,085	Deere & Co.	136,265
528	Dover Corp.	48,254
1,509	Eaton Corp. plc	115,876
2,172	Emerson Electric Co.	136,488
977	Fastenal Co.	44,532
443	Flowserve Corp.	18,867
479	Fluor Corp.	20,166
1,035	Fortive Corp.	73,268
523	Fortune Brands Home & Security, Inc.	35,161
945	General Dynamics Corp.	194,273
29,378	General Electric Co.	710,360
2,587	Honeywell International, Inc.	366,681
1,051	Illinois Tool Works, Inc.	155,506
861	Ingersoll-Rand plc	76,775
408	Jacobs Engineering Group, Inc.	23,774
3,164	Johnson Controls International plc	127,478
265	L3 Technologies, Inc.	49,934

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 25.4% (continued)
	Capital Goods - (continued)
850	Lockheed Martin Corp.	$263,746
1,081	Masco Corp.	42,170
591	Northrop Grumman Corp.	170,043
1,192	PACCAR, Inc.	86,229
452	Parker-Hannifin Corp.	79,109
560	Pentair plc	38,058
518	Quanta Services, Inc.(2)	19,358
985	Raytheon Co.	183,781
436	Rockwell Automation, Inc.	77,700
551	Rockwell Collins, Inc.	72,021
347	Roper Technologies, Inc.	84,460
195	Snap-on, Inc.	29,057
520	Stanley Black & Decker, Inc.	78,504
898	Textron, Inc.	48,384
164	TransDigm Group, Inc.	41,927
287	United Rentals, Inc.(2)	39,818
2,521	United Technologies Corp.	292,638
178	WW Grainger, Inc.	31,996
609	Xylem, Inc.	38,142
		5,461,492
	Commercial & Professional Services - 0.1%
290	Cintas Corp.	41,841
408	Equifax, Inc.	43,244
1,233	IHS Markit Ltd.(2)	54,351
1,140	Nielsen Holdings plc	47,253
777	Republic Services, Inc.	51,329
428	Robert Half International, Inc.	21,545
292	Stericycle, Inc.(2)	20,913
527	Verisk Analytics, Inc.(2)	43,841
1,374	Waste Management, Inc.	107,543
		431,860
	Consumer Durables & Apparel - 0.3%
959	Coach, Inc.	38,628
1,156	DR Horton, Inc.	46,159
380	Garmin Ltd.	20,508
1,237	Hanesbrands, Inc.	30,480
386	Hasbro, Inc.	37,701
453	Leggett & Platt, Inc.	21,622
689	Lennar Corp., Class A	36,379
1,174	Mattel, Inc.	18,173
514	Michael Kors Holdings Ltd.(2)	24,595
214	Mohawk Industries, Inc.(2)	52,967
1,663	Newell Brands, Inc.	70,960
4,459	NIKE, Inc., Class B	231,199
942	PulteGroup, Inc.	25,745
263	PVH Corp.	33,154
189	Ralph Lauren Corp.	16,687
633	Under Armour, Inc., Class A(2)	10,432
632	Under Armour, Inc., Class C(2)	9,493
1,109	VF Corp.	70,499
248	Whirlpool Corp.	45,741
		841,122

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 25.4% (continued)
	Consumer Services - 0.5%
1,384	Carnival Corp.	$89,365
85	Chipotle Mexican Grill, Inc.(2)	26,166
425	Darden Restaurants, Inc.	33,481
710	H&R Block, Inc.	18,801
693	Hilton Worldwide Holdings, Inc.	48,129
1,062	Marriott International, Inc., Class A	117,096
2,749	McDonald’s Corp.	430,713
1,757	MGM Resorts International	57,261
584	Royal Caribbean Cruises Ltd.	69,227
4,900	Starbucks Corp.	263,179
349	Wyndham Worldwide Corp.	36,788
271	Wynn Resorts Ltd.	40,357
1,170	Yum! Brands, Inc.	86,124
		1,316,687
	Diversified Financials - 1.4%
190	Affiliated Managers Group, Inc.	36,068
2,490	American Express Co.	225,245
509	Ameriprise Financial, Inc.	75,592
3,506	Bank of New York Mellon Corp. (The)	185,888
6,529	Berkshire Hathaway, Inc., Class B(2)	1,196,896
421	BlackRock, Inc.	188,225
1,641	Capital One Financial Corp.	138,927
383	CBOE Holdings, Inc.	41,222
4,044	Charles Schwab Corp. (The)	176,885
1,153	CME Group, Inc.	156,439
1,263	Discover Financial Services	81,438
933	E*TRADE Financial Corp.(2)	40,688
1,117	Franklin Resources, Inc.	49,718
1,221	Goldman Sachs Group, Inc. (The)	289,609
1,997	Intercontinental Exchange, Inc.	137,194
1,381	Invesco Ltd.	48,390
1,074	Leucadia National Corp.	27,119
564	Moody’s Corp.	78,514
4,799	Morgan Stanley	231,168
396	NASDAQ, Inc.	30,718
939	Navient Corp.	14,104
729	Northern Trust Corp.	67,017
435	Raymond James Financial, Inc.	36,684
872	S&P Global, Inc.	136,302
1,269	State Street Corp.	121,240
2,537	Synchrony Financial	78,774
816	T Rowe Price Group, Inc.	73,970
		3,964,034
	Energy - 1.5%
1,901	Anadarko Petroleum Corp.	92,864
490	Andeavor	50,544
1,293	Apache Corp.	59,219
1,452	Baker Hughes a GE Co.	53,172
1,569	Cabot Oil & Gas Corp.	41,971
3,111	Chesapeake Energy Corp.(2)	13,377
6,430	Chevron Corp.	755,525
323	Cimarex Energy Co.	36,715
505	Concho Resources, Inc.(2)	66,519

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 25.4% (continued)
	Energy - (continued)
4,129	ConocoPhillips	$206,656
1,784	Devon Energy Corp.	65,491
1,959	EOG Resources, Inc.	189,514
588	EQT Corp.	38,361
14,378	Exxon Mobil Corp.	1,178,708
2,945	Halliburton Co.	135,558
368	Helmerich & Payne, Inc.	19,177
917	Hess Corp.	42,998
6,515	Kinder Morgan, Inc.	124,958
2,884	Marathon Oil Corp.	39,107
1,718	Marathon Petroleum Corp.	96,345
1,290	National Oilwell Varco, Inc.	46,092
676	Newfield Exploration Co.(2)	20,057
1,651	Noble Energy, Inc.	46,822
2,594	Occidental Petroleum Corp.	166,561
1,289	ONEOK, Inc.	71,424
1,458	Phillips 66	133,567
577	Pioneer Natural Resources Co.	85,131
774	Range Resources Corp.	15,147
4,715	Schlumberger Ltd.	328,918
1,490	TechnipFMC plc(2)	41,601
1,499	Valero Energy Corp.	115,318
2,805	Williams Cos., Inc. (The)	84,178
		4,461,595
	Food & Staples Retailing - 0.4%
1,488	Costco Wholesale Corp.	244,463
3,449	CVS Health Corp.	280,473
3,045	Kroger Co. (The)	61,083
1,648	Sysco Corp.	88,910
4,967	Wal-Mart Stores, Inc.	388,121
3,123	Walgreens Boots Allliance, Inc.	241,158
		1,304,208
	Food, Beverage & Tobacco - 1.2%
6,510	Altria Group, Inc.	412,864
1,909	Archer-Daniels-Midland Co.	81,152
664	Brown-Forman Corp., Class B	36,055
658	Campbell Soup Co.	30,808
13,026	Coca-Cola Co. (The)	586,300
1,410	Conagra Brands, Inc.	47,573
583	Constellation Brands, Inc., Class A	116,279
617	Dr Pepper Snapple Group, Inc.	54,586
1,958	General Mills, Inc.	101,346
479	Hershey Co. (The)	52,292
915	Hormel Foods Corp.	29,408
385	JM Smucker Co. (The)	40,398
843	Kellogg Co.	52,578
2,026	Kraft Heinz Co. (The)	157,116
404	McCormick & Co., Inc.	41,467
627	Molson Coors Brewing Co., Class B	51,188
5,116	Mondelez International, Inc., Class A	208,017
1,407	Monster Beverage Corp.(2)	77,737
4,847	PepsiCo, Inc.	540,101
5,270	Philip Morris International, Inc.	585,023

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 25.4% (continued)
	Food, Beverage & Tobacco - (continued)
982	Tyson Foods, Inc., Class A	$69,182
		3,371,470
	Health Care Equipment & Services - 1.4%
5,896	Abbott Laboratories	314,611
1,126	Aetna, Inc.	179,045
245	Align Technology, Inc.(2)	45,636
550	AmerisourceBergen Corp.	45,512
891	Anthem, Inc.	169,183
1,701	Baxter International, Inc.	106,738
772	Becton Dickinson and Co.	151,273
4,656	Boston Scientific Corp.(2)	135,816
1,074	Cardinal Health, Inc.	71,872
585	Centene Corp.(2)	56,610
1,069	Cerner Corp.(2)	76,241
854	Cigna Corp.	159,647
166	Cooper Cos., Inc. (The)	39,360
247	CR Bard, Inc.	79,163
2,074	Danaher Corp.	177,908
519	DaVita, Inc.(2)	30,823
779	DENTSPLY SIRONA, Inc.	46,592
717	Edwards Lifesciences Corp.(2)	78,375
414	Envision Healthcare Corp.(2)	18,609
1,960	Express Scripts Holding Co.(2)	124,107
981	HCA Healthcare, Inc.(2)	78,078
538	Henry Schein, Inc.(2)	44,111
952	Hologic, Inc.(2)	34,929
490	Humana, Inc.	119,379
296	IDEXX Laboratories, Inc.(2)	46,025
127	Intuitive Surgical, Inc.(2)	132,827
345	Laboratory Corp. of America Holdings(2)	52,085
713	McKesson Corp.	109,524
4,596	Medtronic plc	357,431
280	Patterson Cos., Inc.	10,822
463	Quest Diagnostics, Inc.	43,355
483	ResMed, Inc.	37,172
1,092	Stryker Corp.	155,086
3,281	UnitedHealth Group, Inc.	642,584
300	Universal Health Services, Inc., Class B	33,282
312	Varian Medical Systems, Inc.(2)	31,219
686	Zimmer Biomet Holdings, Inc.	80,324
		4,115,354
	Household & Personal Products - 0.5%
847	Church & Dwight Co., Inc.	41,037
438	Clorox Co. (The)	57,777
2,989	Colgate-Palmolive Co.	217,749
1,600	Coty, Inc., Class A	26,448
760	Estee Lauder Cos., Inc. (The), Class A	81,958
1,199	Kimberly-Clark Corp.	141,098
8,653	Procter & Gamble Co. (The)	787,250
		1,353,317
	Insurance - 0.7%
1,341	Aflac, Inc.	109,144

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 25.4% (continued)
	Insurance - (continued)
1,226	Allstate Corp. (The)	$112,682
3,065	American International Group, Inc.	188,160
863	Aon plc	126,084
611	Arthur J Gallagher & Co.	37,607
185	Assurant, Inc.	17,671
328	Brighthouse Financial, Inc.(2)	19,942
1,579	Chubb Ltd.	225,086
506	Cincinnati Financial Corp.	38,744
139	Everest Re Group Ltd.	31,746
1,236	Hartford Financial Services Group, Inc. (The)(3)	68,511
752	Lincoln National Corp.	55,257
937	Loews Corp.	44,845
1,739	Marsh & McLennan Cos., Inc.	145,746
3,607	MetLife, Inc.	187,384
912	Principal Financial Group, Inc.	58,678
1,975	Progressive Corp. (The)	95,630
1,449	Prudential Financial, Inc.	154,058
367	Torchmark Corp.	29,393
936	Travelers Cos., Inc. (The)	114,679
766	Unum Group	39,166
456	Willis Towers Watson PLC	70,329
875	XL Group Ltd.	34,519
		2,005,061
	Materials - 0.8%
740	Air Products & Chemicals, Inc.	111,903
375	Albemarle Corp.	51,116
300	Avery Dennison Corp.	29,502
1,194	Ball Corp.	49,312
791	CF Industries Holdings, Inc.	27,812
7,917	DowDuPont, Inc.	548,094
492	Eastman Chemical Co.	44,521
884	Ecolab, Inc.	113,691
455	FMC Corp.	40,636
4,566	Freeport-McMoRan, Inc.(2)	64,107
268	International Flavors & Fragrances, Inc.	38,300
1,401	International Paper Co.	79,605
1,101	LyondellBasell Industries N.V., Class A	109,054
213	Martin Marietta Materials, Inc.	43,927
1,491	Monsanto Co.	178,652
1,191	Mosaic Co. (The)	25,714
1,809	Newmont Mining Corp.	67,856
1,084	Nucor Corp.	60,747
320	Packaging Corp. of America	36,698
870	PPG Industries, Inc.	94,534
971	Praxair, Inc.	135,687
645	Sealed Air Corp.	27,554
279	Sherwin-Williams Co. (The)	99,893
449	Vulcan Materials Co.	53,700
862	WestRock Co.	48,901
		2,181,516
	Media - 0.7%
1,235	CBS Corp., Class B	71,630
683	Charter Communications, Inc., Class A(2)	248,216

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 25.4% (continued)
	Media - (continued)
15,962	Comcast Corp., Class A	$614,218
527	Discovery Communications, Inc., Class A(2)	11,220
696	Discovery Communications, Inc., Class C(2)	14,101
773	DISH Network Corp., Class A(2)	41,920
1,334	Interpublic Group of Cos., Inc. (The)	27,734
1,310	News Corp., Class A	17,371
421	News Corp., Class B	5,747
783	Omnicom Group, Inc.	57,997
326	Scripps Networks Interactive, Inc., Class A	28,000
2,639	Time Warner, Inc.	270,365
3,572	Twenty-First Century Fox, Inc., Class A	94,229
1,490	Twenty-First Century Fox, Inc., Class B	38,427
1,197	Viacom, Inc., Class B	33,324
5,237	Walt Disney Co. (The)	516,211
		2,090,710
	Pharmaceuticals, Biotechnology & Life Sciences - 2.3%
5,409	AbbVie, Inc.	480,644
1,090	Agilent Technologies, Inc.	69,978
757	Alexion Pharmaceuticals, Inc.(2)	106,200
1,134	Allergan plc	232,413
2,476	Amgen, Inc.	461,650
717	Biogen, Inc.(2)	224,507
5,565	Bristol-Myers Squibb Co.	354,713
2,655	Celgene Corp.(2)	387,152
3,288	Eli Lilly & Co.	281,256
4,431	Gilead Sciences, Inc.	359,000
495	Illumina, Inc.(2)	98,604
579	Incyte Corp.(2)	67,592
9,107	Johnson & Johnson	1,184,001
9,281	Merck & Co., Inc.	594,262
87	Mettler-Toledo International, Inc.(2)	54,476
1,820	Mylan N.V.(2)	57,093
374	PerkinElmer, Inc.	25,795
450	Perrigo Co. plc	38,093
20,250	Pfizer, Inc.	722,925
514	Quintiles IMS Holdings, Inc.(2)	48,866
261	Regeneron Pharmaceuticals, Inc.(2)	116,698
1,358	Thermo Fisher Scientific, Inc.	256,934
856	Vertex Pharmaceuticals, Inc.(2)	130,146
271	Waters Corp.(2)	48,650
1,665	Zoetis, Inc.	106,160
		6,507,808
	Real Estate - 0.8%
318	Alexandria Real Estate Equities, Inc., REIT	37,832
1,456	American Tower Corp., REIT	199,006
533	Apartment Investment & Management Co., Class A, REIT	23,377
469	AvalonBay Communities, Inc., REIT	83,679
524	Boston Properties, Inc., REIT	64,389
1,021	CBRE Group, Inc., Class A, REIT(2)	38,676
1,379	Crown Castle International Corp., REIT	137,872
694	Digital Realty Trust, Inc., REIT	82,121
1,207	Duke Realty Corp., REIT	34,786
264	Equinix, Inc., REIT	117,823

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 25.4% (continued)
	Real Estate - (continued)
1,246	Equity Residential, REIT	$82,149
224	Essex Property Trust, Inc., REIT	56,903
427	Extra Space Storage, Inc., REIT	34,126
245	Federal Realty Investment Trust, REIT	30,431
2,125	GGP, Inc., REIT	44,136
1,591	HCP, Inc., REIT	44,278
2,511	Host Hotels & Resorts, Inc., REIT	46,428
897	Iron Mountain, Inc., REIT	34,893
1,444	Kimco Realty Corp., REIT	28,230
369	Macerich Co. (The), REIT	20,284
385	Mid-America Apartment Communities, Inc., REIT	41,149
1,805	Prologis, Inc., REIT	114,545
508	Public Storage, REIT	108,707
930	Realty Income Corp., REIT	53,187
502	Regency Centers Corp., REIT	31,144
408	SBA Communications Corp., REIT(2)	58,772
1,055	Simon Property Group, Inc., REIT	169,866
336	SL Green Realty Corp., REIT	34,044
908	UDR, Inc., REIT	34,531
1,209	Ventas, Inc., REIT	78,742
585	Vornado Realty Trust, REIT	44,975
1,252	Welltower, Inc., REIT	87,991
2,555	Weyerhaeuser Co., REIT	86,947
		2,186,019
	Retailing - 1.4%
253	Advance Auto Parts, Inc.	25,098
1,353	Amazon.com, Inc.(2)	1,300,706
95	AutoZone, Inc.(2)	56,535
900	Best Buy Co., Inc.	51,264
622	CarMax, Inc.(2)	47,154
884	Dollar General Corp.	71,648
804	Dollar Tree, Inc.(2)	69,803
415	Expedia, Inc.	59,735
450	Foot Locker, Inc.	15,849
745	Gap, Inc. (The)	22,000
498	Genuine Parts Co.	47,634
4,000	Home Depot, Inc. (The)	654,240
572	Kohl’s Corp.	26,112
847	L Brands, Inc.	35,244
1,048	LKQ Corp.(2)	37,717
2,865	Lowe’s Cos., Inc.	229,028
1,033	Macy’s, Inc.	22,540
1,465	Netflix, Inc.(2)	265,678
399	Nordstrom, Inc.	18,813
299	O’Reilly Automotive, Inc.(2)	64,396
166	Priceline Group, Inc. (The)(2)	303,916
1,321	Ross Stores, Inc.	85,297
207	Signet Jewelers Ltd.	13,776
1,853	Target Corp.	109,345
346	Tiffany & Co.	31,756
2,159	TJX Cos., Inc. (The)	159,183
430	Tractor Supply Co.	27,215
371	TripAdvisor, Inc.(2)	15,037

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 25.4% (continued)
	Retailing - (continued)
198	Ulta Salon Cosmetics & Fragrance, Inc.(2)	$44,760
		3,911,479
	Semiconductors & Semiconductor Equipment - 0.9%
2,731	Advanced Micro Devices, Inc.(2)	34,820
1,248	Analog Devices, Inc.	107,540
3,619	Applied Materials, Inc.	188,514
1,380	Broadcom Ltd.	334,705
15,945	Intel Corp.	607,186
532	KLA-Tencor Corp.	56,392
551	Lam Research Corp.	101,957
790	Microchip Technology, Inc.	70,926
3,780	Micron Technology, Inc.(2)	148,667
2,036	NVIDIA Corp.	363,976
432	Qorvo, Inc.(2)	30,534
5,013	QUALCOMM, Inc.	259,874
623	Skyworks Solutions, Inc.	63,484
3,359	Texas Instruments, Inc.	301,101
844	Xilinx, Inc.	59,780
		2,729,456
	Software & Services - 3.5%
2,097	Accenture plc, Class A	283,242
2,562	Activision Blizzard, Inc.	165,275
1,674	Adobe Systems, Inc.(2)	249,727
582	Akamai Technologies, Inc.(2)	28,355
164	Alliance Data Systems Corp.	36,334
1,011	Alphabet, Inc., Class A(2)	984,431
1,024	Alphabet, Inc., Class C(2)	982,129
288	ANSYS, Inc.(2)	35,346
744	Autodesk, Inc.(2)	83,521
1,508	Automatic Data Processing, Inc.	164,855
1,072	CA, Inc.	35,783
951	Cadence Design Systems, Inc.(2)	37,536
488	Citrix Systems, Inc.(2)	37,488
2,004	Cognizant Technology Solutions Corp., Class A	145,370
560	CSRA, Inc.	18,071
966	DXC Technology Co.	82,960
3,378	eBay, Inc.(2)	129,918
1,048	Electronic Arts, Inc.(2)	123,727
8,043	Facebook, Inc., Class A(2)	1,374,307
1,128	Fidelity National Information Services, Inc.	105,344
714	Fiserv, Inc.(2)	92,077
307	Gartner, Inc.(2)	38,194
517	Global Payments, Inc.	49,131
2,941	International Business Machines Corp.	426,680
826	Intuit, Inc.	117,408
3,169	MasterCard, Inc., Class A	447,463
26,136	Microsoft Corp.	1,946,871
10,247	Oracle Corp.	495,442
1,085	Paychex, Inc.	65,057
3,835	PayPal Holdings, Inc.(2)	245,555
602	Red Hat, Inc.(2)	66,738
2,317	salesforce.com, Inc.(2)	216,454
2,085	Symantec Corp.	68,409

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 25.4% (continued)
	Software & Services - (continued)
510	Synopsys, Inc.(2)	$41,070
569	Total System Services, Inc.	37,269
292	VeriSign, Inc.(2)	31,066
6,207	Visa, Inc., Class A	653,225
1,574	Western Union Co. (The)	30,221
		10,172,049
	Technology Hardware & Equipment - 1.4%
1,036	Amphenol Corp., Class A	87,687
17,527	Apple, Inc.	2,701,261
16,966	Cisco Systems, Inc.	570,567
3,065	Corning, Inc.	91,705
216	F5 Networks, Inc.(2)	26,041
468	FLIR Systems, Inc.	18,210
406	Harris Corp.	53,462
5,574	Hewlett Packard Enterprise Co.	81,994
5,668	HP, Inc.	113,133
1,290	Juniper Networks, Inc.	35,901
552	Motorola Solutions, Inc.	46,848
915	NetApp, Inc.	40,040
977	Seagate Technology plc	32,407
1,199	TE Connectivity Ltd.	99,589
1,001	Western Digital Corp.	86,486
724	Xerox Corp.	24,102
		4,109,433
	Telecommunication Services - 0.5%
20,834	AT&T, Inc.	816,068
1,865	CenturyLink, Inc.	35,248
997	Level 3 Communications, Inc.(2)	53,130
13,842	Verizon Communications, Inc.	685,041
		1,589,487
	Transportation - 0.6%
419	Alaska Air Group, Inc.	31,957
1,471	American Airlines Group, Inc.	69,858
476	CH Robinson Worldwide, Inc.	36,224
3,099	CSX Corp.	168,152
2,260	Delta Air Lines, Inc.	108,977
613	Expeditors International of Washington, Inc.	36,694
837	FedEx Corp.	188,810
290	JB Hunt Transport Services, Inc.	32,213
358	Kansas City Southern	38,907
978	Norfolk Southern Corp.	129,331
1,869	Southwest Airlines Co.	104,627
2,716	Union Pacific Corp.	314,975
877	United Continental Holdings, Inc.(2)	53,392
2,337	United Parcel Service, Inc., Class B	280,650
		1,594,767
	Utilities - 0.8%
2,240	AES Corp.	24,685
784	Alliant Energy Corp.	32,591
823	Ameren Corp.	47,602
1,669	American Electric Power Co., Inc.	117,231
605	American Water Works Co., Inc.	48,951

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 25.4% (continued)
	Utilities - (continued)
1,463	CenterPoint Energy, Inc.	$42,734
957	CMS Energy Corp.	44,328
1,051	Consolidated Edison, Inc.	84,795
2,180	Dominion Energy, Inc.	167,707
609	DTE Energy Co.	65,382
2,375	Duke Energy Corp.	199,310
1,106	Edison International	85,350
609	Entergy Corp.	46,503
1,075	Eversource Energy	64,973
3,258	Exelon Corp.	122,729
1,508	FirstEnergy Corp.	46,492
1,589	NextEra Energy, Inc.	232,868
1,106	NiSource, Inc.	28,302
1,020	NRG Energy, Inc.	26,102
1,740	PG&E Corp.	118,477
379	Pinnacle West Capital Corp.	32,048
2,318	PPL Corp.	87,968
1,717	Public Service Enterprise Group, Inc.	79,411
485	SCANA Corp.	23,518
852	Sempra Energy	97,239
3,391	Southern Co. (The)	166,634
1,071	WEC Energy Group, Inc.	67,237
1,723	Xcel Energy, Inc.	81,532
		2,282,699
	Total Common Stocks (cost $53,738,283)	73,226,165
Exchange-Traded Funds - 0.3%
	Diversified Financial Services - 0.3%
3,325	Vanguard S&P 500 ETF	767,277
	Total Exchange-Traded Funds (cost $752,498)	767,277
Asset & Commercial Mortgage Backed Securities - 0.3%
	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A4
$ 1,869	5.70%, 06/11/2050	1,868
	Chase Issuance Trust, Series 2013-A1, Class A1
100,000	1.30%, 02/18/2020	99,957
	Citigroup Commercial Mortgage Trust
	Series 2008-C7, Class A4
1,306	6.43%, 12/10/2049(4)	1,305
	Series 2014-GC23, Class A4
50,000	3.62%, 07/10/2047	52,247
	COMM Mortgage Trust
	Series 2013-CR9, Class A4,
35,000	4.37%, 07/10/2045(4)	37,977
	Series 2014-UBS5, Class A4
45,000	3.84%, 09/10/2047	47,381
	Series 2014-UBS6, Class A5
50,000	3.64%, 12/10/2047	52,058
	Series 2015-LC23, Class A4
35,000	3.77%, 10/10/2048	36,655

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value(1)
Asset & Commercial Mortgage Backed Securities - 0.3% (continued)
	Commercial Mortgage Pass-Through Certificates, Series 2012-CR2, Class A4
$ 30,000	3.15%, 08/15/2045	$30,918
	Commercial Mortgage Trust, Series 2013-LC6, Class A4
15,000	2.94%, 01/10/2046	15,213
	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A4
35,000	3.81%, 11/15/2048	36,668
	GS Mortgage Securities Corp. II, Series 2013-GC10, Class A5
10,000	2.94%, 02/10/2046	10,157
	GS Mortgage Securities Trust
	Series 2012-GC6, Class A3
19,925	3.48%, 01/10/2045	20,744
	Series 2012-GCJ7, Class A4
48,690	3.38%, 05/10/2045	50,364
	Series 2013-GC12, Class A4
40,000	3.14%, 06/10/2046	40,912
	Series 2013-GC14, Class A5
35,000	4.24%, 08/10/2046	37,819
	Series 2013-GC16, Class A4
40,000	4.27%, 11/10/2046	43,389
	Series 2014-GC18, Class A4
40,000	4.07%, 01/10/2047	42,742
	Series 2015-GS1, Class A3
30,000	3.73%, 11/10/2048	31,469
	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class A3
8,283	4.17%, 08/15/2046	8,766
	JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A4
40,000	3.80%, 09/15/2047	42,092
	Morgan Stanley Bank of America Merrill Lynch Trust
	Series 2014-C15, Class A4
40,000	4.05%, 04/15/2047	42,607
	Series 2014-C16, Class A5
50,000	3.89%, 06/15/2047	52,807
	Series 2015-C22, Class A4
30,000	3.31%, 04/15/2048	30,645
	Series 2015-C27, Class A4
30,000	3.75%, 12/15/2047	31,424
	WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A3
40,000	2.88%, 12/15/2045	40,525
	Total Asset & Commercial Mortgage Backed Securities (cost $937,407)	938,709
Corporate Bonds - 14.4%
	Advertising - 0.0%
	Omnicom Group, Inc.
40,000	3.63%, 05/01/2022	41,712
	Aerospace/Defense - 0.3%
	Boeing Co. (The)
230,000	4.88%, 02/15/2020	246,453
35,000	6.13%, 02/15/2033	46,040
	General Dynamics Corp.
15,000	3.88%, 07/15/2021	15,938

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value(1)
Corporate Bonds - 14.4% (continued)
	Aerospace/Defense - (continued)
	Lockheed Martin Corp.
$ 86,000	4.09%, 09/15/2052(5)	$85,999
140,000	4.25%, 11/15/2019	146,854
	Northrop Grumman Corp.
40,000	4.75%, 06/01/2043	44,459
20,000	5.05%, 08/01/2019	21,133
	Raytheon Co.
95,000	3.13%, 10/15/2020	98,211
	United Technologies Corp.
65,000	4.50%, 04/15/2020	69,002
100,000	4.50%, 06/01/2042	107,468
		881,557
	Agriculture - 0.2%
	Altria Group, Inc.
300,000	4.75%, 05/05/2021	325,160
	Archer-Daniels-Midland Co.
33,000	4.02%, 04/16/2043	33,978
	Philip Morris International, Inc.
105,000	4.50%, 03/26/2020	111,248
75,000	4.50%, 03/20/2042	81,234
	Reynolds American, Inc.
90,000	4.45%, 06/12/2025	96,466
		648,086
	Auto Manufacturers - 0.3%
	Daimler Finance North America LLC
18,000	8.50%, 01/18/2031	26,941
	Ford Motor Co.
175,000	7.45%, 07/16/2031	226,642
	General Motors Co.
100,000	3.50%, 10/02/2018	101,624
120,000	6.25%, 10/02/2043	137,141
	Toyota Motor Credit Corp.
	MTN
70,000	2.00%, 10/24/2018	70,336
190,000	3.40%, 09/15/2021	197,996
		760,680
	Beverages - 0.4%
	Anheuser-Busch InBev Finance, Inc.
395,000	3.65%, 02/01/2026	408,632
	Anheuser-Busch InBev Worldwide, Inc.
110,000	3.75%, 07/15/2042	105,844
125,000	5.38%, 01/15/2020	134,509
	Coca-Cola Co. (The)
210,000	3.15%, 11/15/2020	218,339
	Diageo Capital plc
25,000	3.88%, 04/29/2043	25,442
	Molson Coors Brewing Co.
65,000	4.20%, 07/15/2046	65,173
	PepsiCo, Inc.
60,000	3.13%, 11/01/2020	62,174
85,000	5.50%, 01/15/2040	106,551
		1,126,664

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value(1)
Corporate Bonds - 14.4% (continued)
	Biotechnology - 0.2%
	Amgen, Inc.
$ 105,000	3.88%, 11/15/2021	$111,048
25,000	4.40%, 05/01/2045	26,467
68,000	4.66%, 06/15/2051	74,583
	Celgene Corp.
160,000	3.25%, 08/15/2022	165,127
	Gilead Sciences, Inc.
230,000	3.70%, 04/01/2024	242,911
20,000	4.40%, 12/01/2021	21,639
45,000	4.80%, 04/01/2044	50,494
		692,269
	Chemicals - 0.3%
	Dow Chemical Co. (The)
200,000	4.13%, 11/15/2021	211,903
50,000	4.38%, 11/15/2042	50,848
	Eastman Chemical Co.
68,000	3.80%, 03/15/2025	69,824
	Ecolab, Inc.
45,000	4.35%, 12/08/2021	48,672
	EI du Pont de Nemours & Co.
20,000	5.60%, 12/15/2036	23,797
	LYB International Finance BV
130,000	4.00%, 07/15/2023	137,136
30,000	4.88%, 03/15/2044	32,660
	Monsanto Co.
80,000	4.40%, 07/15/2044	81,972
	Potash Corp. of Saskatchewan, Inc.
35,000	6.50%, 05/15/2019	37,275
	PPG Industries, Inc.
20,000	3.60%, 11/15/2020	20,731
	Praxair, Inc.
55,000	2.45%, 02/15/2022	55,410
		770,228
	Commercial Banks - 3.1%
	Bank of America Corp.
250,000	3.30%, 01/11/2023	256,113
445,000	5.00%, 05/13/2021	484,203
115,000	5.88%, 02/07/2042	147,409
	Bank of New York Mellon Corp. (The)
150,000	3.55%, 09/23/2021	156,884
	Bank of Nova Scotia
95,000	4.38%, 01/13/2021	101,188
	Barclays PLC
270,000	2.88%, 06/08/2020	272,695
	BB&T Corp.
130,000	5.25%, 11/01/2019	138,504
	Capital One Financial Corp.
140,000	4.75%, 07/15/2021	151,270
	Citigroup, Inc.
210,000	2.65%, 10/26/2020	212,158
275,000	6.63%, 06/15/2032	350,113
	Cooperatieve Rabobank UA
195,000	4.50%, 01/11/2021	208,924

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value(1)
Corporate Bonds - 14.4% (continued)
	Commercial Banks - (continued)
	Cooperatieve Rabobank UA - (continued)
$ 65,000	5.25%, 05/24/2041	$79,564
	Credit Suisse
650,000	5.30%, 08/13/2019	688,548
	Deutsche Bank AG
70,000	3.70%, 05/30/2024	71,010
	Fifth Third Bancorp
100,000	3.50%, 03/15/2022	103,820
	Goldman Sachs Group, Inc. (The)
525,000	3.85%, 07/08/2024	546,256
89,000	6.25%, 02/01/2041	117,488
	HSBC Holdings plc
650,000	5.10%, 04/05/2021	706,580
	HSBC USA, Inc.
110,000	3.50%, 06/23/2024	113,340
	JPMorgan Chase & Co.
455,000	4.95%, 03/25/2020	486,482
260,000	5.50%, 10/15/2040	317,257
155,000	6.30%, 04/23/2019	165,397
	Morgan Stanley
90,000	4.30%, 01/27/2045	94,344
655,000	5.50%, 07/28/2021	726,548
	PNC Financial Services Group, Inc. (The)
170,000	3.30%, 03/08/2022	176,134
150,000	5.13%, 02/08/2020	160,515
	Royal Bank of Canada
60,000	4.65%, 01/27/2026	64,241
	State Street Corp.
80,000	4.38%, 03/07/2021	85,660
	Sumitomo Mitsui Financial Group, Inc.
300,000	2.93%, 03/09/2021	304,924
	Toronto-Dominion Bank (The)
300,000	2.25%, 11/05/2019	302,301
	US Bancorp
180,000	4.13%, 05/24/2021	191,931
	Wells Fargo & Co.
200,000	3.50%, 03/08/2022	207,727
270,000	4.60%, 04/01/2021	289,994
180,000	5.61%, 01/15/2044	217,881
	Westpac Banking Corp.
250,000	4.88%, 11/19/2019	265,191
		8,962,594
	Commercial Services - 0.0%
	Princeton University
75,000	4.95%, 03/01/2019	78,310
	Construction Materials - 0.0%
	Johnson Controls International plc
100,000	5.00%, 03/30/2020	106,492
	Diversified Financial Services - 0.4%
	American Express Co.
148,000	2.65%, 12/02/2022	148,771
	BlackRock, Inc.
105,000	5.00%, 12/10/2019	112,032

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value(1)
Corporate Bonds - 14.4% (continued)
	Diversified Financial Services - (continued)
	GE Capital International Funding Co.
$ 468,000	2.34%, 11/15/2020	$472,927
	General Electric Capital Corp.
100,000	5.88%, 01/14/2038	130,859
	HSBC Finance Corp.
24,000	6.68%, 01/15/2021	27,147
	National Rural Utilities Cooperative Finance Corp.
110,000	3.05%, 02/15/2022	113,209
		1,004,945
	Electric - 0.9%
	Alabama Power Co.
107,000	6.00%, 03/01/2039	136,603
	Berkshire Hathaway Energy Co.
135,000	6.13%, 04/01/2036	173,288
	CenterPoint Energy Houston Electric LLC
15,000	3.55%, 08/01/2042	14,546
	CMS Energy Corp.
60,000	5.05%, 03/15/2022	66,134
	Commonwealth Edison Co.
40,000	3.80%, 10/01/2042	39,973
	Consolidated Edison Co. of New York, Inc.
80,000	3.95%, 03/01/2043	81,985
40,000	6.65%, 04/01/2019	42,752
	Dominion Energy, Inc.
140,000	4.45%, 03/15/2021	149,785
	Series C
75,000	4.90%, 08/01/2041	83,231
	Duke Energy Carolinas LLC
90,000	4.00%, 09/30/2042	93,859
30,000	5.30%, 02/15/2040	36,795
	Entergy Louisiana LLC
100,000	4.05%, 09/01/2023	106,667
	Exelon Generation Co. LLC
75,000	4.00%, 10/01/2020	78,390
135,000	6.25%, 10/01/2039	148,678
	Florida Power & Light Co.
85,000	5.69%, 03/01/2040	109,864
	Georgia Power Co.
100,000	2.85%, 05/15/2022	101,568
	Indiana Michigan Power Co.
25,000	6.05%, 03/15/2037	31,556
	Kentucky Utilities Co.
70,000	5.13%, 11/01/2040	83,772
	Nevada Power Co., Series R
55,000	6.75%, 07/01/2037	75,192
	NiSource Finance Corp.
40,000	5.25%, 02/15/2043	46,548
	Northern States Power Co.
80,000	3.40%, 08/15/2042	76,064
	Ohio Power Co., Series M
75,000	5.38%, 10/01/2021	83,463
	Oncor Electric Delivery Co. LLC
95,000	7.00%, 09/01/2022	113,826

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value(1)
Corporate Bonds - 14.4% (continued)
	Electric - (continued)
	Pacific Gas & Electric Co.
$ 135,000	6.05%, 03/01/2034	$175,814
	Progress Energy, Inc.
140,000	3.15%, 04/01/2022	142,666
130,000	4.40%, 01/15/2021	137,508
	PSEG Power LLC
25,000	5.13%, 04/15/2020	26,712
	Public Service Electric & Gas Co.
65,000	3.95%, 05/01/2042	68,284
	Southern California Edison Co.
75,000	4.50%, 09/01/2040	83,445
	Xcel Energy, Inc.
65,000	4.70%, 05/15/2020	68,683
		2,677,651
	Electrical Components & Equipment - 0.0%
	Emerson Electric Co.
70,000	4.88%, 10/15/2019	74,096
	Electronics - 0.1%
	Honeywell International, Inc.
80,000	4.25%, 03/01/2021	85,617
20,000	5.70%, 03/15/2037	25,340
	Thermo Fisher Scientific, Inc.
150,000	4.15%, 02/01/2024	160,101
		271,058
	Environmental Control - 0.1%
	Republic Services, Inc.
95,000	5.00%, 03/01/2020	101,340
	Waste Management, Inc.
105,000	4.75%, 06/30/2020	112,445
		213,785
	Food - 0.3%
	General Mills, Inc.
80,000	5.65%, 02/15/2019	84,063
	JM Smucker Co. (The)
70,000	3.50%, 03/15/2025	71,634
	Kellogg Co.
45,000	4.00%, 12/15/2020	47,508
	Kraft Foods Group, Inc.
183,000	5.38%, 02/10/2020	196,293
	Kraft Heinz Foods Co.
100,000	5.00%, 06/04/2042	106,543
	Kroger Co. (The)
70,000	6.80%, 12/15/2018	73,982
40,000	7.50%, 04/01/2031	52,420
	Tyson Foods, Inc.
50,000	3.95%, 08/15/2024	52,597
	Unilever Capital Corp.
50,000	5.90%, 11/15/2032	65,717
		750,757

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value(1)
Corporate Bonds - 14.4% (continued)
	Forest Products & Paper - 0.1%
	Georgia-Pacific LLC
$ 10,000	7.75%, 11/15/2029	$13,893
	International Paper Co.
200,000	3.80%, 01/15/2026	205,492
		219,385
	Gas - 0.0%
	Atmos Energy Corp.
8,000	5.50%, 06/15/2041	9,838
	Sempra Energy
65,000	6.00%, 10/15/2039	82,171
		92,009
	Healthcare-Products - 0.3%
	Abbott Laboratories
100,000	2.90%, 11/30/2021	101,834
70,000	2.95%, 03/15/2025	69,152
100,000	4.75%, 11/30/2036	110,446
	Becton Dickinson and Co.
35,000	4.69%, 12/15/2044	36,998
	Boston Scientific Corp.
70,000	6.00%, 01/15/2020	75,895
	Covidien International Finance S.A.
45,000	3.20%, 06/15/2022	46,420
	Medtronic, Inc.
225,000	3.50%, 03/15/2025	234,655
	Zimmer Biomet Holdings, Inc.
60,000	3.55%, 04/01/2025	60,583
		735,983
	Healthcare-Services - 0.2%
	Anthem, Inc.
90,000	4.65%, 01/15/2043	97,137
	Cigna Corp.
50,000	4.00%, 02/15/2022	52,784
	Quest Diagnostics, Inc.
110,000	4.70%, 04/01/2021	117,976
	UnitedHealth Group, Inc.
125,000	6.88%, 02/15/2038	177,404
		445,301
	Household Products - 0.1%
	Colgate-Palmolive Co.
90,000	2.30%, 05/03/2022	90,638
	Procter & Gamble Co. (The)
57,000	5.55%, 03/05/2037	75,260
		165,898
	Household Products/Wares - 0.0%
	Kimberly-Clark Corp.
12,000	5.30%, 03/01/2041	14,661
	Insurance - 0.5%
	Allstate Corp. (The)
45,000	5.55%, 05/09/2035	54,105
	American International Group, Inc.
110,000	4.50%, 07/16/2044	114,800

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value(1)
Corporate Bonds - 14.4% (continued)
	Insurance - (continued)
	Aon Corp.
$ 20,000	5.00%, 09/30/2020	$21,533
	Aon plc
60,000	4.75%, 05/15/2045	65,251
	Berkshire Hathaway, Inc.
75,000	4.50%, 02/11/2043	83,830
	Chubb INA Holdings, Inc.
165,000	2.70%, 03/13/2023	166,295
75,000	2.88%, 11/03/2022	76,386
	Lincoln National Corp.
60,000	4.00%, 09/01/2023	63,183
	Marsh & McLennan Cos., Inc.
35,000	4.80%, 07/15/2021	37,906
	MetLife, Inc.
25,000	4.88%, 11/13/2043	28,358
90,000	5.70%, 06/15/2035	111,167
120,000	7.72%, 02/15/2019	129,504
	Principal Financial Group, Inc.
70,000	3.30%, 09/15/2022	71,739
	Prudential Financial, Inc.
145,000	5.38%, 06/21/2020	157,512
65,000	5.80%, 11/16/2041	80,908
	Travelers Cos., Inc. (The)
70,000	4.60%, 08/01/2043	78,114
		1,340,591
	Iron/Steel - 0.0%
	Vale Overseas Ltd.
90,000	6.88%, 11/10/2039	103,158
	IT Services - 0.4%
	Apple, Inc.
425,000	2.40%, 05/03/2023	424,194
110,000	3.45%, 02/09/2045	104,244
	Dell International LLC / EMC Corp.
240,000	5.45%, 06/15/2023(5)	262,656
	Hewlett Packard Enterprise Co.
170,000	4.40%, 10/15/2022	181,163
	HP, Inc.
45,000	4.30%, 06/01/2021	47,681
	International Business Machines Corp.
105,000	5.60%, 11/30/2039	128,576
		1,148,514
	Machinery-Construction & Mining - 0.1%
	Caterpillar, Inc.
40,000	3.80%, 08/15/2042	40,947
185,000	3.90%, 05/27/2021	196,146
		237,093
	Machinery-Diversified - 0.0%
	Deere & Co.
55,000	3.90%, 06/09/2042	56,526
	Media - 0.5%
	21st Century Fox America, Inc.
131,000	6.40%, 12/15/2035	166,293

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value(1)
Corporate Bonds - 14.4% (continued)
	Media - (continued)
	CBS Corp.
$ 90,000	3.70%, 08/15/2024	$92,426
	Charter Communications Operating LLC / Charter Communications Operating Capital
140,000	4.91%, 07/23/2025	149,662
	Comcast Corp.
150,000	4.65%, 07/15/2042	165,709
105,000	5.15%, 03/01/2020	113,058
90,000	7.05%, 03/15/2033	123,247
	Discovery Communications LLC
30,000	4.88%, 04/01/2043	29,237
	Time Warner Cable LLC
245,000	4.00%, 09/01/2021	253,844
40,000	4.50%, 09/15/2042	37,910
	Time Warner, Inc.
140,000	3.80%, 02/15/2027	140,033
60,000	4.85%, 07/15/2045	60,977
	Viacom, Inc.
98,000	4.38%, 03/15/2043	84,425
	Walt Disney Co. (The)
60,000	2.55%, 02/15/2022	60,585
55,000	4.13%, 12/01/2041	56,873
		1,534,279
	Mining - 0.1%
	Barrick Gold Corp.
45,000	5.25%, 04/01/2042	51,488
	BHP Billiton Finance USA Ltd.
40,000	2.88%, 02/24/2022	40,885
15,000	4.13%, 02/24/2042	15,641
	Newmont Mining Corp.
50,000	6.25%, 10/01/2039	62,190
	Rio Tinto Finance USA Ltd.
50,000	5.20%, 11/02/2040	59,291
	Southern Copper Corp.
55,000	6.75%, 04/16/2040	67,493
		296,988
	Miscellaneous Manufacturer - 0.2%
	3M Co.
50,000	5.70%, 03/15/2037	65,471
	Eaton Corp.
115,000	2.75%, 11/02/2022	115,796
	General Electric Co.
67,000	4.13%, 10/09/2042	70,916
	Illinois Tool Works, Inc.
35,000	3.90%, 09/01/2042	35,848
	Newell Brands, Inc.
150,000	4.20%, 04/01/2026	157,956
		445,987
	Multi-National - 0.8%
	Asian Development Bank
90,000	2.00%, 01/22/2025	88,026

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value(1)
Corporate Bonds - 14.4% (continued)
	Multi-National - (continued)
	European Bank for Reconstruction & Development
$ 150,000	1.75%, 11/26/2019	$150,055
	European Investment Bank
850,000	2.88%, 09/15/2020	875,587
	Inter-American Development Bank
570,000	3.88%, 02/14/2020	598,462
	International Bank for Reconstruction & Development
512,000	7.63%, 01/19/2023	649,399
		2,361,529
	Office/Business Equipment - 0.0%
	Xerox Corp.
10,000	4.07%, 03/17/2022	10,228
	Oil & Gas - 1.0%
	Anadarko Petroleum Corp.
60,000	6.20%, 03/15/2040	69,713
	Apache Corp.
85,000	5.10%, 09/01/2040	88,904
	BP Capital Markets plc
80,000	3.25%, 05/06/2022	290,053
	Canadian Natural Resources Ltd.
40,000	6.50%, 02/15/2037	48,486
	Chevron Corp.
125,000	2.36%, 12/05/2022	125,160
150,000	2.43%, 06/24/2020	152,218
	ConocoPhillips
108,000	6.50%, 02/01/2039	144,000
	Devon Financing Co. LLC
65,000	7.88%, 09/30/2031	85,804
	Exxon Mobil Corp.
55,000	2.71%, 03/06/2025	55,223
40,000	3.57%, 03/06/2045	39,175
	Hess Corp.
28,000	5.60%, 02/15/2041	28,055
	Kerr-McGee Corp.
60,000	6.95%, 07/01/2024	71,301
	Marathon Oil Corp.
15,000	6.60%, 10/01/2037	17,256
	Marathon Petroleum Corp.
35,000	5.00%, 09/15/2054	33,831
15,000	5.13%, 03/01/2021	16,286
	Nexen Energy ULC
50,000	7.50%, 07/30/2039	72,469
	Noble Energy, Inc.
60,000	6.00%, 03/01/2041	68,531
	Occidental Petroleum Corp.
40,000	4.10%, 02/01/2021	42,224
35,000	4.40%, 04/15/2046	37,198
	Petroleos Mexicanos
100,000	4.88%, 01/24/2022	104,875
195,000	6.50%, 06/02/2041	203,872
	Phillips 66
35,000	4.30%, 04/01/2022	37,592
45,000	4.88%, 11/15/2044	48,825

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value(1)
Corporate Bonds - 14.4% (continued)
	Oil & Gas - (continued)
	Shell International Finance BV
$ 140,000	3.63%, 08/21/2042	$133,965
170,000	4.30%, 09/22/2019	178,326
	Statoil ASA
35,000	5.10%, 08/17/2040	40,696
255,000	5.25%, 04/15/2019	268,357
	Suncor Energy, Inc.
60,000	6.50%, 06/15/2038	77,996
	Total Capital S.A.
95,000	4.25%, 12/15/2021	102,299
	Valero Energy Corp.
140,000	6.13%, 02/01/2020	152,262
40,000	7.50%, 04/15/2032	52,662
		2,887,614
	Oil & Gas Services - 0.0%
	Baker Hughes a GE Co. LLC
46,000	5.13%, 09/15/2040	53,200
	National Oilwell Varco, Inc.
50,000	2.60%, 12/01/2022	48,537
15,000	3.95%, 12/01/2042	12,655
		114,392
	Pharmaceuticals - 0.8%
	AbbVie, Inc.
420,000	2.90%, 11/06/2022	425,926
	Allergan Funding SCS
200,000	3.85%, 06/15/2024	208,643
	Allergan Funding SCS
7,000	4.75%, 03/15/2045	7,573
	AstraZeneca plc
60,000	6.45%, 09/15/2037	80,377
	Baxalta, Inc.
100,000	4.00%, 06/23/2025	104,901
	Bristol-Myers Squibb Co.
25,000	3.25%, 08/01/2042	22,912
	Cardinal Health, Inc.
105,000	3.50%, 11/15/2024	107,788
	Express Scripts Holding Co.
165,000	4.50%, 02/25/2026	176,604
	GlaxoSmithKline Capital, Inc.
40,000	2.80%, 03/18/2023	40,672
47,000	6.38%, 05/15/2038	64,465
	Johnson & Johnson
100,000	5.95%, 08/15/2037	134,155
	McKesson Corp.
70,000	3.80%, 03/15/2024	73,544
50,000	4.75%, 03/01/2021	53,606
	Merck & Co., Inc.
75,000	3.60%, 09/15/2042	74,708
	Mylan N.V.
60,000	3.95%, 06/15/2026	61,086
	Novartis Capital Corp.
145,000	2.40%, 09/21/2022	146,003

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value(1)
Corporate Bonds - 14.4% (continued)
	Pharmaceuticals - (continued)
	Pfizer, Inc.
$ 140,000	3.00%, 12/15/2026	$141,761
	Sanofi
20,000	4.00%, 03/29/2021	21,186
	Teva Pharmaceutical Finance IV BV
28,000	3.65%, 11/10/2021	28,200
	Teva Pharmaceutical Finance Netherlands III BV
160,000	3.15%, 10/01/2026	147,472
	Wyeth LLC
40,000	5.95%, 04/01/2037	52,354
		2,173,936
	Pipelines - 0.4%
	Energy Transfer Partners L.P.
100,000	6.50%, 02/01/2042	113,140
64,000	9.00%, 04/15/2019	70,434
	Enterprise Products Operating LLC
100,000	4.45%, 02/15/2043	101,161
40,000	4.85%, 03/15/2044	42,947
	Kinder Morgan Energy Partners L.P.
55,000	4.70%, 11/01/2042	52,850
102,000	6.38%, 03/01/2041	117,596
	MPLX L.P.
100,000	4.13%, 03/01/2027	101,818
	ONEOK Partners L.P.
40,000	6.65%, 10/01/2036	48,340
	Plains All American Pipeline L.P. / PAA Finance Corp.
65,000	6.65%, 01/15/2037	71,964
	TransCanada PipeLines Ltd.
195,000	3.75%, 10/16/2023	205,275
55,000	3.80%, 10/01/2020	57,499
	Transcontinental Gas Pipe Line Co. LLC
20,000	4.45%, 08/01/2042	20,436
	Williams Partners L.P.
125,000	4.13%, 11/15/2020	130,883
40,000	6.30%, 04/15/2040	47,906
		1,182,249
	Real Estate Investment Trusts - 0.1%
	Boston Properties L.P.
100,000	5.88%, 10/15/2019	106,892
	ERP Operating L.P.
40,000	4.50%, 07/01/2044	42,794
	Welltower, Inc.
40,000	3.75%, 03/15/2023	41,636
55,000	5.25%, 01/15/2022	60,503
	Weyerhaeuser Co.
40,000	7.38%, 03/15/2032	55,490
		307,315
	Retail - 0.5%
	CVS Health Corp.
340,000	4.00%, 12/05/2023	360,515
	Home Depot, Inc. (The)
160,000	2.70%, 04/01/2023	162,455

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value(1)
Corporate Bonds - 14.4% (continued)
	Retail - (continued)
	Home Depot, Inc. (The) - (continued)
$ 85,000	5.88%, 12/16/2036	$110,407
	McDonald’s Corp.
100,000	2.75%, 12/09/2020	101,890
84,000	3.70%, 02/15/2042	79,160
	Target Corp.
140,000	2.30%, 06/26/2019	141,405
119,000	2.50%, 04/15/2026	113,971
	Wal-Mart Stores, Inc.
50,000	3.25%, 10/25/2020	52,069
50,000	4.25%, 04/15/2021	53,811
121,000	5.63%, 04/15/2041	156,946
	Walgreen Co.
110,000	3.10%, 09/15/2022	112,063
	Walgreens Boots Alliance, Inc.
40,000	4.80%, 11/18/2044	42,498
		1,487,190
	Semiconductors - 0.2%
	Broadcom Corp./Broadcom Cayman Finance Ltd.
110,000	3.88%, 01/15/2027(5)	113,297
	Intel Corp.
330,000	2.70%, 12/15/2022	336,487
	QUALCOMM, Inc.
85,000	3.45%, 05/20/2025	87,694
	Texas Instruments, Inc.
80,000	1.65%, 08/03/2019	79,991
		617,469
	Software - 0.4%
	Microsoft Corp.
225,000	3.13%, 11/03/2025	231,173
180,000	3.30%, 02/06/2027	186,372
70,000	4.00%, 02/12/2055	72,731
85,000	5.20%, 06/01/2039	105,043
	Oracle Corp.
210,000	2.65%, 07/15/2026	206,277
55,000	4.13%, 05/15/2045	57,386
40,000	5.38%, 07/15/2040	49,656
	Visa, Inc.
250,000	3.15%, 12/14/2025	256,127
		1,164,765
	Telecommunications - 0.8%
	America Movil S.A.B. de C.V.
60,000	6.13%, 11/15/2037	72,687
	AT&T Mobility LLC
25,000	7.13%, 12/15/2031	32,083
	AT&T, Inc.
250,000	3.60%, 02/17/2023	257,222
222,000	4.55%, 03/09/2049	204,745
55,000	5.00%, 03/01/2021	59,386
120,000	5.15%, 03/15/2042	121,280
90,000	5.15%, 02/14/2050	90,438
14,000	5.35%, 09/01/2040	14,713

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value(1)
Corporate Bonds - 14.4% (continued)
	Telecommunications - (continued)
	British Telecommunications plc
$ 43,000	9.13%, 12/15/2030	$65,077
	Cisco Systems, Inc.
120,000	4.45%, 01/15/2020	127,073
60,000	5.50%, 01/15/2040	75,018
	Deutsche Telekom International Finance BV
37,000	8.75%, 06/15/2030	54,340
	Orange S.A.
80,000	5.38%, 07/08/2019	84,652
25,000	5.38%, 01/13/2042	29,321
	Qwest Corp.
11,000	6.88%, 09/15/2033	10,765
	Rogers Communications, Inc.
30,000	4.50%, 03/15/2043	31,220
	Telefonica Emisiones SAU
100,000	5.46%, 02/16/2021	109,608
	Verizon Communications, Inc.
143,000	2.95%, 03/15/2022	145,423
239,000	3.38%, 02/15/2025(5)	239,831
276,000	5.01%, 08/21/2054	276,806
	Vodafone Group plc
95,000	5.45%, 06/10/2019	100,243
50,000	6.15%, 02/27/2037	61,082
		2,263,013
	Transportation - 0.3%
	Burlington Northern Santa Fe LLC
47,000	4.38%, 09/01/2042	51,161
45,000	4.45%, 03/15/2043	49,195
170,000	4.70%, 10/01/2019	179,539
	Canadian National Railway Co.
40,000	2.85%, 12/15/2021	40,804
	Canadian Pacific Railway Co.
60,000	4.45%, 03/15/2023	64,774
8,000	7.13%, 10/15/2031	10,918
	CSX Corp.
85,000	3.70%, 10/30/2020	88,556
105,000	4.25%, 06/01/2021	111,441
	FedEx Corp.
70,000	4.10%, 02/01/2045	69,144
	Norfolk Southern Corp.
70,000	4.84%, 10/01/2041	78,670
	Union Pacific Corp.
67,000	3.80%, 10/01/2051	65,672
60,000	4.00%, 02/01/2021	63,457
	United Parcel Service, Inc.
110,000	3.13%, 01/15/2021	113,973
		987,304
	Total Corporate Bonds (cost $40,617,449)	41,454,261
Foreign Government Obligations - 1.1%
	Canada - 0.2%
	Hydro-Quebec
70,000	8.40%, 01/15/2022	85,530

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value(1)
Foreign Government Obligations - 1.1% (continued)
	Canada - (continued)
	Province of British Columbia
$ 105,000	2.65%, 09/22/2021	$107,407
	Province of Manitoba
85,000	2.10%, 09/06/2022	84,146
	Province of Ontario
285,000	4.40%, 04/14/2020	302,315
	Province of Quebec
70,000	7.50%, 09/15/2029	99,812
		679,210
	Colombia - 0.1%
	Colombia Government International Bond
240,000	8.13%, 05/21/2024	307,200
	Germany - 0.4%
	KFW
420,000	2.13%, 01/17/2023	419,554
561,000	4.00%, 01/27/2020	589,889
		1,009,443
	Hungary - 0.1%
	Hungary Government International Bond
100,000	5.38%, 03/25/2024	114,375
	Italy - 0.0%
	Italy Government International Bond
45,000	5.38%, 06/15/2033	51,739
	Mexico - 0.1%
	Mexico Government International Bond
70,000	3.63%, 03/15/2022	73,360
252,000	6.05%, 01/11/2040	302,400
		375,760
	Panama - 0.0%
	Panama Government International Bond
50,000	6.70%, 01/26/2036	66,125
	Peru - 0.0%
	Peruvian Government International Bond
75,000	5.63%, 11/18/2050	94,687
	Philippines - 0.1%
	Philippine Government International Bond
120,000	4.00%, 01/15/2021	127,272
100,000	6.38%, 10/23/2034	134,547
		261,819
	Poland - 0.1%
	Poland Government International Bond
140,000	5.00%, 03/23/2022	154,713
	Uruguay - 0.0%
	Uruguay Government International Bond
45,000	5.10%, 06/18/2050	47,475
	Total Foreign Government Obligations (cost $3,085,933)	3,162,546

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value(1)
Municipal Bonds - 0.3%
	Airport Revenues - 0.0%
	County of Clark Department of Aviation
$ 5,000	6.82%, 07/01/2045	$7,317
	General Obligations - 0.1%
	California State GO,
105,000	7.60%, 11/01/2040	164,299
	Connecticut State, GO
45,000	5.85%, 03/15/2032	54,229
	Massachusetts State, GO
15,000	5.46%, 12/01/2039	18,919
	Mississippi State, GO
25,000	5.25%, 11/01/2034	29,642
	New York, NY, GO
15,000	5.85%, 06/01/2040	19,570
	Texas State, GO
30,000	5.52%, 04/01/2039	38,561
		325,220
	Higher Education (Universities, Dorms, etc.) - 0.0%
	University of California Build America Bonds Rev.,
50,000	5.77%, 05/15/2043	64,021
	University of Texas System
25,000	4.79%, 08/15/2046	30,183
		94,204
	Miscellaneous - 0.0%
	New Jersey State Economic Development Authority Lease Rev.
15,000	7.43%, 02/15/2029	18,704
	Tax Allocation - 0.0%
	New York State Dormitory Authority
20,000	5.60%, 03/15/2040	25,447
	Transportation - 0.1%
	Bay Area Toll Authority
30,000	6.26%, 04/01/2049	43,149
	Metropolitan Transportation Authority
20,000	5.87%, 11/15/2039	25,386
25,000	6.55%, 11/15/2031	32,885
15,000	6.65%, 11/15/2039	20,415
	New Jersey State Turnpike Authority
45,000	7.10%, 01/01/2041	65,687
15,000	7.41%, 01/01/2040	22,617
	Port Authority of New York & New Jersey
50,000	4.93%, 10/01/2051	60,134
		270,273
	Utilities - Electric - 0.1%
	American Municipal Power Inc.
45,000	6.05%, 02/15/2043	58,536
	Municipal Electric Authority of Georgia
40,000	6.64%, 04/01/2057	50,550
		109,086

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value(1)
Municipal Bonds - 0.3% (continued)
	Utilities - Water and Sewer - 0.0%
	New York City Water & Sewer System
$ 45,000	5.88%, 06/15/2044	$61,635
	Total Municipal Bonds (cost $824,828)	911,886
U.S. Government Agencies - 15.5%
	FHLB - 0.3%
650,000	1.38%, 11/15/2019	647,746
60,000	5.50%, 07/15/2036	81,197
		728,943
	FHLMC - 4.4%
10,000	2.41%, 03/25/2023	10,047
10,000	2.45%, 08/25/2023	10,026
65,738	2.50%, 07/01/2027	66,673
45,054	2.50%, 09/01/2027	45,694
72,151	2.50%, 10/01/2027	73,163
167,457	2.50%, 04/01/2028	169,775
210,159	2.50%, 06/01/2028	213,063
64,287	2.50%, 01/01/2029	65,176
285,107	2.50%, 12/01/2031	287,658
110,262	2.50%, 12/01/2042	106,817
10,000	2.53%, 05/25/2026	9,826
10,000	2.57%, 07/25/2026	9,854
10,000	2.65%, 08/25/2026	9,899
15,000	2.67%, 12/25/2024	15,089
10,000	2.67%, 03/25/2026	9,950
10,000	2.75%, 01/25/2026	10,024
15,000	2.79%, 01/25/2022	15,355
15,000	2.81%, 01/25/2025	15,203
10,000	2.95%, 07/25/2024	10,233
10,000	3.00%, 12/25/2025	10,208
19,085	3.00%, 12/01/2025	19,629
135,732	3.00%, 11/01/2026	139,600
15,153	3.00%, 03/01/2027	15,585
49,816	3.00%, 04/01/2027	51,236
78,084	3.00%, 09/01/2027	80,309
303,235	3.00%, 10/01/2028	312,062
274,730	3.00%, 12/01/2031	282,617
61,877	3.00%, 10/01/2042	62,462
150,631	3.00%, 10/01/2042	152,049
95,983	3.00%, 11/01/2042	96,887
98,342	3.00%, 12/01/2042	99,293
44,803	3.00%, 01/01/2043	45,231
140,038	3.00%, 01/01/2043	141,371
50,914	3.00%, 02/01/2043	51,395
206,328	3.00%, 02/01/2043	208,273
118,525	3.00%, 02/01/2043	119,537
26,986	3.00%, 05/01/2043	27,247
71,518	3.00%, 05/01/2043	72,214
739,896	3.00%, 08/01/2045	743,176
286,721	3.00%, 09/01/2046	288,060
578,628	3.00%, 12/01/2046	581,331
482,519	3.00%, 01/01/2047	484,772
10,000	3.01%, 07/25/2025	10,236

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value(1)
U.S. Government Agencies - 15.5% (continued)
	FHLMC - (continued)
$ 15,000	3.02%, 01/25/2025	$15,411
10,000	3.06%, 11/25/2023(4)	10,342
15,000	3.06%, 12/25/2024	15,458
10,000	3.12%, 06/25/2027	10,211
10,000	3.12%, 09/25/2026(4)	10,255
10,000	3.15%, 11/25/2025	10,327
10,000	3.19%, 07/25/2027	10,265
15,000	3.22%, 03/25/2027(4)	15,466
10,000	3.24%, 04/25/2027	10,325
10,000	3.30%, 10/25/2026	10,372
15,000	3.33%, 05/25/2025(4)	15,701
15,000	3.33%, 08/25/2025(4)	15,691
10,000	3.35%, 11/25/2026(4)	10,417
10,000	3.41%, 12/25/2026	10,463
15,000	3.43%, 01/25/2027(4)	15,714
59,396	3.50%, 04/01/2026	62,349
53,973	3.50%, 08/01/2026	56,426
174,505	3.50%, 10/01/2026	182,435
72,374	3.50%, 10/01/2026	75,663
242,239	3.50%, 07/01/2029	253,629
21,572	3.50%, 10/01/2040	22,360
33,290	3.50%, 10/01/2041	34,499
75,394	3.50%, 11/01/2041	77,821
68,192	3.50%, 02/01/2042	70,683
23,848	3.50%, 03/01/2042	24,719
66,365	3.50%, 04/01/2042	68,782
64,625	3.50%, 04/01/2042	66,979
116,652	3.50%, 09/01/2042	120,913
57,574	3.50%, 09/01/2042	59,678
175,591	3.50%, 11/01/2042	182,006
70,070	3.50%, 01/01/2043	72,529
179,181	3.50%, 12/01/2043	185,726
409,297	3.50%, 09/01/2044	423,734
1,255,329	3.50%, 08/01/2046	1,295,737
680,000	3.75%, 03/27/2019	702,496
17,230	4.00%, 06/01/2024	18,021
45,192	4.00%, 07/01/2026	47,376
45,188	4.00%, 10/01/2040	47,761
83,931	4.00%, 10/01/2040	88,714
61,652	4.00%, 10/01/2040	65,171
10,202	4.00%, 12/01/2040	10,784
51,739	4.00%, 12/01/2040	54,684
13,714	4.00%, 02/01/2041	14,498
87,957	4.00%, 02/01/2041	92,976
13,223	4.00%, 04/01/2041	13,977
82,202	4.00%, 01/01/2042	86,900
142,451	4.00%, 02/01/2042	150,596
233,013	4.00%, 11/01/2043	247,372
230,984	4.00%, 05/01/2044	243,284
143,879	4.00%, 07/01/2044	151,549
239,766	4.00%, 12/01/2046	252,532
1,102	4.50%, 05/01/2018	1,126
11,954	4.50%, 11/01/2024	12,713
36,145	4.50%, 09/01/2031	38,953

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value(1)
U.S. Government Agencies - 15.5% (continued)
	FHLMC - (continued)
$ 103,911	4.50%, 10/01/2039	$112,156
18,293	4.50%, 05/01/2040	19,684
47,126	4.50%, 10/01/2040	50,577
106,228	4.50%, 06/01/2041	114,298
103,833	4.50%, 09/01/2041	111,743
31,798	5.00%, 05/01/2023	33,538
61,285	5.00%, 03/01/2027	66,558
45,286	5.00%, 11/01/2033	49,960
21,732	5.00%, 02/01/2038	23,783
4,889	5.00%, 04/01/2039	5,358
366,997	5.00%, 08/01/2041	405,116
35,609	5.00%, 08/01/2041	38,694
161,712	5.50%, 05/01/2036	180,968
11,932	5.50%, 05/01/2038	13,268
33,447	5.50%, 05/01/2038	37,221
37,724	5.50%, 08/01/2038	42,020
24,795	6.00%, 06/01/2036	28,146
23,812	6.00%, 04/01/2037	26,898
12,746	6.00%, 10/01/2037	14,413
150,000	6.25%, 07/15/2032	210,903
		12,698,176
	FNMA - 6.7%
900,000	1.75%, 06/20/2019	903,996
5,000	2.29%, 06/25/2026	4,795
10,000	2.37%, 07/25/2026(4)	9,685
5,000	2.49%, 05/25/2026	4,874
10,000	2.50%, 10/25/2026(4)	9,677
153,808	2.50%, 03/01/2027	155,888
70,908	2.50%, 07/01/2027	71,865
161,719	2.50%, 12/01/2027	163,899
89,927	2.50%, 02/01/2028	91,110
246,619	2.50%, 04/01/2028	249,849
230,406	2.50%, 07/01/2028	233,425
562,148	2.50%, 10/01/2031	566,415
128,815	2.50%, 01/01/2043	125,296
10,000	2.53%, 09/25/2026(4)	9,746
15,000	2.53%, 09/25/2024	14,927
10,000	2.58%, 03/25/2026	9,834
15,000	2.59%, 12/25/2024	14,942
10,000	2.70%, 02/25/2026	9,915
10,000	2.72%, 10/25/2024	10,085
10,000	2.80%, 06/25/2025(4)	10,011
10,000	2.90%, 01/25/2025(4)	10,114
10,000	2.94%, 01/25/2026(4)	10,100
35,788	3.00%, 12/01/2025	36,861
27,132	3.00%, 12/01/2026	27,897
74,335	3.00%, 03/01/2027	76,589
83,334	3.00%, 04/01/2027	85,861
238,986	3.00%, 07/01/2027	246,242
48,257	3.00%, 08/01/2027	49,662
163,160	3.00%, 02/01/2030	167,998
429,257	3.00%, 02/01/2032	441,499
35,495	3.00%, 04/01/2042	35,808

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value(1)
U.S. Government Agencies - 15.5% (continued)
	FNMA - (continued)
$ 37,218	3.00%, 09/01/2042	$37,435
72,109	3.00%, 11/01/2042	72,744
118,599	3.00%, 11/01/2042	119,643
160,959	3.00%, 12/01/2042	162,376
192,481	3.00%, 01/01/2043	194,165
104,099	3.00%, 02/01/2043	105,013
262,879	3.00%, 02/01/2043	265,192
154,334	3.00%, 04/01/2043	155,681
348,630	3.00%, 04/01/2043	352,146
91,265	3.00%, 04/01/2043	92,069
62,024	3.00%, 07/01/2043	62,554
110,287	3.00%, 10/01/2043	111,228
199,449	3.00%, 11/01/2043	200,245
918,830	3.00%, 03/01/2046	922,497
542,253	3.00%, 10/01/2046	545,351
108,900	3.00%, 11/01/2046	109,448
1,045,423	3.00%, 11/01/2046	1,049,596
408,676	3.00%, 12/01/2046	410,307
386,071	3.00%, 01/01/2047	387,612
10,000	3.06%, 05/25/2027(4)	10,149
7,294	3.50%, 09/01/2025	7,597
80,589	3.50%, 10/01/2028	84,435
152,119	3.50%, 07/01/2029	158,532
236,996	3.50%, 01/01/2041	245,625
46,268	3.50%, 02/01/2041	47,956
47,316	3.50%, 04/01/2041	49,049
64,773	3.50%, 11/01/2041	67,319
78,106	3.50%, 01/01/2042	80,880
30,294	3.50%, 03/01/2042	31,331
73,895	3.50%, 05/01/2042	76,523
95,522	3.50%, 06/01/2042	99,102
83,219	3.50%, 07/01/2042	86,137
223,218	3.50%, 07/01/2042	231,230
62,458	3.50%, 08/01/2042	64,680
83,408	3.50%, 08/01/2042	86,338
72,460	3.50%, 08/01/2042	75,013
308,529	3.50%, 09/01/2042	319,595
49,460	3.50%, 09/01/2042	51,184
93,718	3.50%, 09/01/2042	97,013
68,100	3.50%, 01/01/2043	70,429
196,238	3.50%, 05/01/2043	203,707
91,336	3.50%, 08/01/2043	94,760
90,076	3.50%, 08/01/2043	93,319
133,946	3.50%, 08/01/2043	138,871
76,868	3.50%, 08/01/2044	79,301
29,323	3.50%, 10/01/2044	30,251
77,646	3.50%, 01/01/2045	80,104
114,148	3.50%, 02/01/2045	117,761
642,421	3.50%, 11/01/2045	664,723
594,476	3.50%, 07/01/2046	613,292
196,246	3.50%, 01/01/2047	202,457
86,114	4.00%, 05/01/2020	89,041
26,458	4.00%, 04/01/2025	27,813
36,062	4.00%, 09/01/2025	37,852

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value(1)
U.S. Government Agencies - 15.5% (continued)
	FNMA - (continued)
$ 47,311	4.00%, 08/01/2026	$48,919
106,772	4.00%, 08/01/2040	112,932
18,904	4.00%, 08/01/2040	19,997
163,145	4.00%, 09/01/2040	172,488
7,590	4.00%, 10/01/2040	8,027
331,967	4.00%, 12/01/2040	351,085
126,976	4.00%, 02/01/2041	134,288
35,991	4.00%, 04/01/2041	37,904
17,358	4.00%, 07/01/2041	18,435
42,052	4.00%, 09/01/2041	44,460
337,070	4.00%, 12/01/2041	356,665
140,881	4.00%, 01/01/2042	148,890
479,140	4.00%, 11/01/2043	508,468
26,900	4.00%, 01/01/2044	28,367
242,688	4.00%, 01/01/2044	256,131
24,547	4.00%, 05/01/2044	25,872
166,029	4.00%, 12/01/2044	174,994
17,013	4.50%, 05/01/2025	17,927
49,509	4.50%, 04/01/2026	52,264
9,677	4.50%, 04/01/2029	10,417
72,025	4.50%, 06/01/2030	77,512
13,926	4.50%, 08/01/2038	14,985
50,102	4.50%, 01/01/2039	53,777
33,717	4.50%, 02/01/2039	36,290
92,153	4.50%, 04/01/2039	99,165
31,806	4.50%, 11/01/2039	34,139
53,609	4.50%, 02/01/2040	57,875
105,430	4.50%, 09/01/2040	114,062
98,183	4.50%, 10/01/2040	106,064
76,887	4.50%, 04/01/2041	82,536
19,949	4.50%, 04/01/2041	21,600
91,953	4.50%, 04/01/2041	99,533
102,175	4.50%, 07/01/2041	110,590
164,654	4.50%, 01/01/2044	177,060
32,843	5.00%, 02/01/2022	33,602
29,746	5.00%, 05/01/2028	32,432
187,993	5.00%, 05/01/2035	207,169
160,990	5.00%, 08/01/2035	177,411
82,202	5.00%, 03/01/2037	89,869
1,354	5.00%, 05/01/2037	1,480
28,680	5.00%, 02/01/2039	31,435
44,385	5.00%, 04/01/2039	48,393
24,876	5.00%, 01/01/2040	27,165
225,584	5.00%, 01/01/2041	246,159
226,006	5.50%, 10/01/2035	251,860
25,918	5.50%, 05/01/2037	28,903
8,152	5.50%, 01/01/2038	9,067
13,275	5.50%, 02/01/2038	14,793
96,035	5.50%, 02/01/2038	107,532
48,820	5.50%, 06/01/2038	54,256
18,121	5.50%, 07/01/2038	20,094
19,293	5.50%, 08/01/2038	21,401
60,395	5.50%, 09/01/2038	67,004
16,475	5.50%, 05/01/2040	18,354

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value(1)
U.S. Government Agencies - 15.5% (continued)
	FNMA - (continued)
$ 130,000	5.63%, 07/15/2037	$179,740
27,407	6.00%, 04/01/2036	31,283
49,182	6.00%, 07/01/2037	55,843
75,530	6.00%, 07/01/2037	85,793
27,301	6.50%, 06/01/2039	30,724
53,000	6.63%, 11/15/2030	75,016
		19,288,032
	GNMA - 4.0%
21,529	2.50%, 10/15/2027	21,852
67,832	2.50%, 01/15/2043	66,440
146,552	2.50%, 03/20/2047	143,729
43,831	3.00%, 04/15/2027	45,212
89,265	3.00%, 03/20/2028	92,379
38,696	3.00%, 06/20/2042	39,426
165,752	3.00%, 08/20/2042	169,084
169,684	3.00%, 09/20/2042	173,094
101,448	3.00%, 11/15/2042	103,148
129,166	3.00%, 12/20/2042	131,882
94,536	3.00%, 05/15/2043	96,435
213,174	3.00%, 06/20/2043	217,788
197,361	3.00%, 07/20/2043	201,633
223,211	3.00%, 10/20/2045	226,575
648,830	3.00%, 09/20/2046	658,609
472,587	3.00%, 11/20/2046	479,710
953,132	3.00%, 12/20/2046	967,497
7,834	3.50%, 09/15/2025	8,179
28,433	3.50%, 09/20/2040	29,592
34,413	3.50%, 12/15/2040	35,845
13,742	3.50%, 02/15/2041	14,313
12,612	3.50%, 12/20/2041	13,166
67,569	3.50%, 01/20/2042	70,566
28,761	3.50%, 02/20/2042	30,048
17,084	3.50%, 03/15/2042	17,794
124,092	3.50%, 04/20/2042	129,698
153,593	3.50%, 05/20/2042	160,532
8,847	3.50%, 06/15/2042	9,215
53,896	3.50%, 06/15/2042	56,228
86,740	3.50%, 06/20/2042	90,739
103,636	3.50%, 08/20/2042	108,318
133,227	3.50%, 04/20/2043	139,246
164,322	3.50%, 07/20/2043	171,747
98,308	3.50%, 08/15/2043	102,860
272,340	3.50%, 09/20/2043	284,646
801,167	3.50%, 04/20/2045	834,164
1,179,330	3.50%, 11/20/2046	1,227,377
660,852	3.50%, 01/20/2047	687,775
13,319	4.00%, 08/15/2026	13,916
207,913	4.00%, 08/15/2039	219,358
26,779	4.00%, 07/20/2040	28,351
16,237	4.00%, 08/15/2040	17,203
17,626	4.00%, 10/20/2040	18,714
115,092	4.00%, 12/15/2040	122,162
34,860	4.00%, 06/15/2041	36,939

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value(1)
U.S. Government Agencies - 15.5% (continued)
	GNMA - (continued)
$ 29,733	4.00%, 09/15/2041	$31,883
12,628	4.00%, 12/20/2041	13,392
25,623	4.00%, 01/20/2042	27,171
15,959	4.00%, 03/20/2042	16,925
59,676	4.00%, 05/20/2042	63,290
44,018	4.00%, 06/15/2042	46,550
232,610	4.00%, 06/20/2044	246,806
188,413	4.00%, 09/20/2044	199,869
206,473	4.00%, 11/20/2044	218,625
397,365	4.00%, 11/20/2045	421,377
239,679	4.00%, 03/20/2047	253,036
63,769	4.50%, 05/15/2039	69,648
219,703	4.50%, 09/15/2039	239,982
18,026	4.50%, 04/15/2040	19,297
6,173	4.50%, 05/20/2040	6,636
8,169	4.50%, 06/15/2040	8,743
47,078	4.50%, 06/20/2040	50,615
133,776	4.50%, 09/20/2040	143,878
88,690	4.50%, 10/15/2040	95,422
28,483	4.50%, 10/20/2040	30,726
61,744	4.50%, 03/20/2041	66,386
12,818	4.50%, 04/15/2041	13,869
39,444	4.50%, 06/20/2041	42,408
87,744	5.00%, 11/20/2035	95,876
39,008	5.00%, 09/15/2039	42,761
74,619	5.00%, 02/15/2040	82,492
99,562	5.00%, 09/20/2040	109,740
61,614	5.00%, 02/20/2041	67,331
50,693	5.00%, 03/20/2041	55,400
55,369	5.00%, 08/20/2041	60,516
15,762	5.00%, 12/20/2041	17,224
14,795	5.50%, 05/20/2038	16,289
36,847	5.50%, 07/15/2038	41,119
35,268	5.50%, 08/20/2041	38,987
29,500	6.00%, 02/15/2036	33,251
18,843	6.00%, 08/20/2041	21,526
		11,522,230
	Tennessee Valley Authority - 0.1%
213,000	6.75%, 11/01/2025	277,667
	Total U.S. Government Agencies (cost $44,466,634)	44,515,048
U.S. Government Securities - 17.9%
	U.S. Treasury Bonds - 2.3%
1,160,000	2.50%, 02/15/2045	1,081,881
4,435,000	2.50%, 02/15/2046	4,124,377
276,000	3.13%, 11/15/2041	292,010
1,180,000	3.13%, 02/15/2043	1,245,130
100,000	3.50%, 02/15/2039	112,914
		6,856,312
	U.S. Treasury Notes - 15.6%
2,800,000	1.00%, 11/30/2018	2,787,313

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value(1)
U.S. Government Securities - 17.9% (continued)
	U.S. Treasury Notes - (continued)
$ 5,400,000	1.13%, 02/28/2021	$5,294,531
2,200,000	1.25%, 11/30/2018	2,196,391
2,300,000	1.38%, 03/31/2020	2,289,309
6,920,000	1.63%, 06/30/2019	6,939,733
4,050,000	1.63%, 05/15/2026	3,841,488
6,838,000	1.75%, 05/15/2022	6,801,673
1,950,000	2.00%, 02/15/2025	1,923,340
4,500,000	2.00%, 11/15/2026	4,385,215
315,000	2.13%, 05/15/2025	312,957
2,410,000	2.75%, 11/15/2023	2,504,894
2,825,000	2.75%, 02/15/2024	2,934,027
2,215,000	3.13%, 05/15/2021	2,322,895
		44,533,766
	Total U.S. Government Securities (cost $51,646,023)	51,390,078
	Total Long-Term investments - Excluding Purchased Options (cost $196,069,055)	216,365,970
Short-Term Investments - 13.1%
	Repurchase Agreements - 0.3%
	RBC Capital Markets LLC TriParty Repurchase Agreement (dated 09/29/2017, repurchase price $797,068, collateralized by U.S. Treasury Securities 1.38% , 2021, value of $811,228)
797,000	1.03%, 10/02/2017	797,000
	U.S. Government Agencies - 12.8%
	FHLB - 4.5%
13,000,000	1.05%, 11/27/2017(6)	12,979,772
	FHLMC - 4.5%
5,000,000	1.01%, 10/05/2017(6)	4,999,585
2,000,000	1.01%, 10/05/2017(6)	1,999,834
6,000,000	1.08%, 11/03/2017(6)	5,994,666
		12,994,085

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2017 (Unaudited)

Short-Term Investments - 13.1% (continued)
	U.S. Government Agencies - (continued)
	FNMA - 3.8%
5,000,000	1.05%, 12/06/2017(6)		4,990,610
6,000,000	1.08%, 10/30/2017(6)		5,995,380
			10,985,990
			36,959,847
	Total Short-Term investments (cost $37,754,630)		37,756,847
	Total Investments Excluding Purchased Options (cost $233,823,685)	88.3%	$254,122,817
	Total Purchased Options (cost $39,981,719)	5.9%	16,854,435
	Total Investments (cost $273,805,404)	94.2%	$270,977,252
	Other Assets and Liabilities	5.8%	16,736,140
	Total Net Assets	100.0%	$287,713,392

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard (GICS®), which was developed by and is the exclusive property and service mark of MSCI, Inc. and S&P.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

(1)   See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

(2)   Non-income producing.

(3)        Affiliated company as defined under Sections 2(a)(2) and 2(a)(3) of the Investment Company Act of 1940. Hartford Investment Management Company, the Fund’s adviser, is a wholly-owned subsidiary of The Hartford Financial Services Group, Inc. A summary of transactions for the nine-month period ended September 30, 2017 is as follows:

Company	Beginning Value At January 1, 2017	Purchase Cost	Sales Proceeds	Realized Gain (Loss)	Unrealized Gain (Loss)	Ending Value At September 30, 2017	Dividend Income

Hartford Financial Services Group, Inc. (The)	$81,100	$—	$(22,964)	$3,962	$6,413	$68,511	$1,043

(4)        Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect at September 30, 2017.

(5)        Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At September 30, 2017, the aggregate value of these securities was $701,783, which represents 0.2% of total net assets.

(6)        The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2017 (Unaudited)

Futures Contracts Outstanding at September 30, 2017

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)

Short position contracts:
S&P 500 (E-Mini)	(417)	12/15/2017	(51,367,223)	$(52,460,685)	$(1,093,462)

Cash of $3,700,000 was pledged as initial margin deposit and collateral for open futures contracts at September 30, 2017.

 OTC Option Contracts Outstanding at September 30, 2017

Description	Counter- party	Risk Exposure Category	Exercise Price	Expiration Date	Number of Contracts	Market Value	Premiums Received/Paid by Fund(1)	Unrealized Appreciation Depreciation

Purchased option contracts:
Put option contracts
S&P 500 Index Option	JPM	EQ	2,098	11/02/21	31,706	$5,618,204	$13,371,213	$(7,753,009)
S&P 500 Index Option	BCLY	EQ	2,098	11/02/21	31,706	5,618,204	13,320,087	(7,701,883)
S&P 500 Index Option	CSI	EQ	2,098	11/02/21	31,705	5,618,027	13,290,419	(7,672,392)

Total put option contracts					95,117	$16,854,435	$39,981,719	$(23,127,284)
Total purchased option contracts					95,117	$16,854,435	$39,981,719	$(23,127,284)

(1) For purchased options, premiums are paid by the Fund, for written options, premiums are received.

The brokers deposited securities valued at $12,747,861 and cash of $5,560,000 with the custodian to serve as collateral for the options purchased by the Fund. The collateral is maintained in a segregated account at the custodian on behalf of the Fund. Since the brokers retain legal title to the securities, the securities are not considered assets of the Fund and are not included in the Statement of Assets and Liabilities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Index Abbreviations:
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s

Other Abbreviations:
EQ	Equity
ETF	Exchange Traded Fund
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MTN	Medium Term Note
REIT	Real Estate Investment Trust

Municipal Abbreviations:
DA	Development Authority
GO	General Obligation

Counterparty Abbreviations:
BCLY	Barclays Bank PLC
CSI	Credit Suisse International
JPM	JP Morgan Chase & Co.
RBC	RBC Dominion Securities

Credit Exposure

as of September 30, 2017

Credit Rating*	Percentage of Net Assets

AAA/Aaa	20.8%
AA/Aa	16.8
A	6.2
BBB/Baa	5.6
Not Rated	0.1
Non-Debt Securities and Other Short-Term Instruments	44.7
Other assets and liabilities	5.8

Total	100.0%

*          Credit exposure is the long-term credit ratings for the Fund’s holdings, as of the date noted, as provided by Standard and Poor’s Corporation (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch. Inc. (“Fitch”) and typically range from AAA/Aaa (highest) to C/D (lowest). Presentation of S&P, Moody’s and Fitch credit ratings in this report have been selected for informational purposes for shareholders, as well as the Fund’s consideration of industry practice. If S&P, Moody’s and Fitch assign different ratings, the median rating is used. If only two agencies assign ratings, the lower rating is used. Fixed income securities that are not rated by either agency are listed as “Not Rated.” Ratings do not apply to the Fund itself or to the Fund’s shares. Ratings may change.

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (concluded)
September 30, 2017 (Unaudited)

Investment Valuation Hierarchy Level Summary at September 30, 2017

Description	Total	Level 1(1)	Level 2(1)	Level 3(1)

Assets:
Common Stocks(2)	$73,226,165	$73,226,165	$—	$—
Exchange-Traded Funds	767,277	767,277	—	—
Asset & Commercial Mortgage Backed Securities	938,709	—	938,709	—
Corporate Bonds	41,454,261	—	41,454,261	—
Foreign Government Obligations	3,162,546	—	3,067,859	94,687
Municipal Bonds	911,886	—	911,886	—
U.S. Government Agencies	44,515,048	—	44,515,048	—
U.S. Government Securities	51,390,078	—	51,390,078	—
Short-Term Investments	37,756,847	—	37,756,847	—
Put Options Purchased	16,854,435	—	16,854,435	—

Total	$270,977,252	$73,993,442	$196,889,123	$94,687

Liabilities:

Futures(3)	(1,093,462)	(1,093,462)	—	—

Total	$(1,093,462)	$(1,093,462)	$—	$—

(1) For the nine-month period ended September 30, 2017, investments valued at $2,405,370 were transferred from Leve1 1 to Level 2 due to a U.S. Treasury security that no longer represented the most recent issue and is exclusively traded in the secondary market. For the same time period investments valued at $40,500 were transferred from Level 3 to Level 2 due to a security that was previously valued using significant unobservable inputs but is now valued using observable inputs.

(2) Refer to the Schedule of Investments for further industry breakout.

(3) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Level 3 investments held by the Fund at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the nine-month period ended September 30, 2017 is not presented.

None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

The accompanying Notes are an integral part of these schedules of investments.

HIMCO Variable Insurance Trust
Notes to the Schedule of Investments
September 30, 2017 (Unaudited)

Determination of Net Asset Value - The net asset value (“NAV”) is determined for each class of the Funds’ shares as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the Exchange is open (“Valuation Date”). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, the Funds will treat such day as a typical business day and accept purchase and redemption orders and calculate the Funds’ NAV as of 4:00 p.m. Eastern Time. The NAV for each class of shares is determined by dividing the value of the Funds’ net assets attributable to a class of shares by the number of shares outstanding for that class. For any day where, due to technical or other issues, trading is halted before the scheduled close of the Exchange, and not as part of a trading halt that is effected on a market-wide basis, the Funds may elect to continue to treat the Valuation Date as occurring at the time of the schedule close of the Exchange. Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

Investment Valuations and Fair Value Measurements - For purposes of calculating the NAV, portfolio securities and other assets held in the Funds’ portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices or official close price. If no sales were reported, market value is based on prices obtained from independent pricing services, a quotation reporting system, or established market makers. If market prices are not readily available or are deemed unreliable, the Funds will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Trustees. Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close that materially affect the values of the Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the foreign securities or other instruments in which the Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that the Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Certain Funds do not buy investment securities directly. Instead, each Fund invests all of its assets in a separate mutual fund, which has the same investment objective and strategies as the Fund. Each Master Fund is a series of American Funds Insurance Series®. Investments in Class 1 shares of the Master Funds are valued at the respective NAV of each Master Fund as determined as of the NYSE Close on the Valuation Date. If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Trustees. The Prospectuses, Statements of Additional Information and Shareholder Reports by the Master Funds explain the valuation methods used for the Master Funds, including the circumstances under which the Master Funds may use fair value pricing and the effects of doing so. Such Prospectuses, Statements of Additional Information and Shareholder Reports are available on the SEC EDGAR database on its internet site at http://www.sec.gov.

Fixed income securities, including those with a remaining maturity of less than sixty (60 days), and non-exchange traded derivatives held by the Funds are valued in accordance with procedures established by the Board of Trustees. Such investments are normally valued on the basis of quotes obtained from independent pricing services or brokers and dealers. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Senior floating rate interests generally trade in over-the-counter (“OTC”) markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions. Generally, the Funds may use fair valuation in regard to fixed income positions when the Funds hold defaulted or distressed investments or investments in a company in which a reorganization is pending. If pricing services do not provide a price for short term investments maturing in 60 days or less, such investments are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange traded futures, options and options on futures are valued in accordance with procedures established by the Board of Trustees. Such instruments are normally valued on the basis of quotes obtained from independent pricing services. Prices obtained from independent pricing services use most recent settlement prices and/or bid and ask prices for futures; and last sale prices and bid and ask prices for options and options on futures. If pricing services are not able to provide prices for futures, such instruments will generally be valued at the most recent trade price as of the NYSE Close. If pricing services are not able to provide prices for options and options on futures, such instruments will generally be valued on the basis of quotes obtained from brokers, dealers or market makers. If the option is out of the money, within 30 days of expiration and no bid price is available,

HIMCO Variable Insurance Trust
Notes to the Schedule of Investments – (continued)
September 30, 2017 (Unaudited)

the option may be valued at zero. If such instruments do not trade on an exchange, values may be supplied by an independent pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other adjustments.

Investments in registered open-end investment companies are valued at the respective NAV of each such investment on the Valuation Date. Such open-end funds may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Board of Trustees.

United States Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. The determination of which category within the fair value hierarchy is appropriate for any given instrument is based on the lowest level of input that is significant to the fair value measurement. These levels are:

•                  Level 1 – Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, investment companies, exchange traded funds, rights and warrants.

•                  Level 2 – Observable inputs other than Level 1 prices, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities or other market corroborated inputs. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

•                  Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The procedures adopted by the Board of Trustees define how investments are to be valued, including the formation and activities of a Valuation Committee.  The Valuation Committee has the overall responsibility for implementing the procedures adopted by the Board of Trustees, including the responsibility for determining the fair value of the Funds’ investments.  The Valuation Committee is also responsible for determining in good faith the fair value of an investment when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment, as provided by the primary pricing service or alternative source, is believed not to reflect the investment’s fair value as of the Valuation Date.

The Valuation Committee is comprised of the Trust’s Chief Executive Officer, Treasurer, Chief Operating Officer, and Chief Legal Officer, or their designees, and other personnel of the investment manager subject to prior approval by the Board of Trustees. In addition, the Trust’s Chief Compliance Officer (“CCO”) shall designate a member of the compliance group to attend Valuation Committee meetings as a non-voting resource, to monitor for and provide guidance with respect to compliance with these procedures and to keep the Trust’s CCO regularly informed of pricing and Valuation Committee proceedings. Two members of the Valuation Committee or their designees, representing different departments, shall constitute a quorum for purposes of permitting the Committee to take action. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Funds’ adviser, knowledgeable brokers, and legal counsel in making such determination.

HIMCO Variable Insurance Trust
Notes to the Schedule of Investments – (continued)
September 30, 2017 (Unaudited)

At each quarterly meeting of the Board of Trustees, the Valuation Committee provides a written report that includes details of all fair-valued investments to the extent any are fair-valued, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “look-back” review). The Board of Trustees then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Investment Valuation Hierarchy Level Summary included in the Schedule of Investments for each Fund.

For information regarding the Funds’ other significant accounting policies, securities and other investments, and financial derivative instruments, please refer to the Funds’ most recent Semiannual or Annual Report.

The HIMCO VIT American Funds Asset Allocation Fund, HIMCO VIT American Funds Blue Chip Income and Growth Fund, HIMCO VIT American Funds Bond Fund, HIMCO VIT American Funds Global Bond Fund, HIMCO VIT American Funds Global Growth and Income Fund, HIMCO VIT American Funds Global Growth Fund, HIMCO VIT American Funds Global Small Capitalization Fund, HIMCO VIT American Funds Growth Fund, HIMCO VIT American Funds Growth-Income Fund, HIMCO VIT American Funds International Fund and HIMCO VIT American Funds New World Fund (the “HIMCO VIT American Funds”) operate in the manner of “feeder funds”, investing all of their assets in shares of corresponding mutual funds (the “Master Funds”). Each Master Fund is offered by American Funds Insurance Series® and is a registered open-end investment company. Each HIMCO VIT American Fund has the same investment objective and limitations as the Master Fund in which it invests. The HIMCO VIT American Funds buys shares of the Master Funds, which invests directly in portfolio securities. The most recently filed Form N-Q for the Master Funds can be found by clicking the following link: Master Fund Form N-Q

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HIMCO Variable Insurance Trust

Date:	November 30, 2017	By:	/s/ Matthew Poznar
Matthew Poznar
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:	November 30, 2017	By:	/s/ Matthew Poznar
Matthew Poznar
President

Date:	November 30, 2017	By:	/s/ Peter Sannizzaro
Peter Sannizzaro
Treasurer